UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2024

Date of reporting period:	1/31/2024

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/24

	One Year (%)	Five Years (%)	Ten Years (%)

Fund	6.04	2.64	2.20

ICE BofA US 3-Month Treasury Bill Index

	5.13	1.93	1.29

Bloomberg US Short Treasury Index

	5.16	1.93	1.33

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Investment Portfolios 2 3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE BofA US 3-Month Treasury Bill Index and the Bloomberg US Short Treasury Index, by portraying the initial account values at the beginning of the 10-year period (January 31, 2014) and the account values at the end of the current fiscal year (January 31, 2024) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns in the table and the graph do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index— The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index that is comprised of a single US Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

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Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/24

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Short-Term Bond Fund	0.54	4.90	4.90

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Prudential Investment Portfolios 2 5

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

AAA	12.9

AA	30.0

A	31.9

BBB	19.2

B	0.1

CCC	0.2

Not Rated	5.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/24

	One Year (%)	Five Years (%)	Ten Years (%)

Fund	5.50	2.16	1.51

ICE US 1-Month Treasury Bill Index

	5.09	1.83	1.22

Bloomberg 1-3 Month US Treasury Bill

	5.24	1.92	1.27

iMoneyNet Prime Institutional Funds Average

	5.05	1.87	1.25

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE US 1-Month Treasury Bill Index and the Bloomberg 1-3 Month US Treasury Bill

Prudential Investment Portfolios 2 7

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Index as its current Index by portraying the initial account values at the beginning of the

10-year period (January 31, 2014) and the account values at the end of the current fiscal year (January 31, 2024) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns in the table and the graph do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index— The ICE US 1-Month Treasury Bill Index is an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 1/31/24

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Ultra Short Bond Fund	0.05	5.50	5.50

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*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

A-1+/P-1	73.7

A-1/P-1	26.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2 9

PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/24
	One Year (%)	Five Years (%)	Since Inception (%)

Fund	5.44	2.10	1.87 (07/19/2016)

ICE US 1-Month Treasury Bill Index

	5.09	1.83	1.60

iMoneyNet Prime Institutional Funds Average

	5.05	1.87	1.64

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for the Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 31, 2023 to January 30, 2024, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2024.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index— The ICE US 1-Month Treasury Bill Index is an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the

Prudential Investment Portfolios 2 11

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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PGIM Core Short-Term Bond Fund

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Core Short-Term Bond Fund returned 6.04% in the 12-month reporting period that ended January 31, 2024, outperforming the 5.13% return of the ICE BofA US 3-Month Treasury Bill Index (the Index).

What were the market conditions?

•

Shifting fundamentals—most notably, inflation—helped drive the repricing of markets during the reporting period. Rate volatility increased as markets began pricing in aggressive Federal Open Market Committee (FOMC) policy tightening and the possibility of a hard economic landing. (When central banks raise interest rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing. When they raise rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing.)

•

However, the US economy proved resilient amid moderating consumer spending. Consumption was supported by household savings, which fell below pre-pandemic levels, and by credit card usage, which rose 4.6% (or $1.13 trillion) in the fourth quarter of 2023. Meanwhile, the labor market showed persistent strength, with job growth accelerating in the last month of the reporting period and the unemployment rate remaining below 4% for the second consecutive year, which raised hopes of a soft landing.

•

Over the reporting period, the US Federal Reserve (the Fed) tightened monetary policy by an additional 100 basis points (bps). (One basis point equals 0.01%.) Although remaining above the Fed’s 2% target, inflation continued to show signs of cooling. In January, the FOMC kept interest rates on hold for a fourth consecutive meeting but held off on signaling a rate cut at its March meeting, with Fed Chairman Jerome Powell saying he wanted to see “more good data” before lowering the federal funds rate.

•

The 10-year/2-year US Treasury spread declined from –0.70% on January 31, 2023, to –0.29% at the end of the reporting period, while the yield on the 2-year Treasury note ended the reporting period at 4.21%, unchanged from the beginning of the reporting period. In the elevated volatility environment of the reporting period, US investment-grade corporate spreads tightened as expectations for an economic hard landing dissipated and fundamentals remained solid. Securitized credit spreads also tightened, with high-quality collateralized loan obligation spreads tightening over the reporting period and high-quality commercial mortgage-backed securities (CMBS) spreads outperforming corporates over the final two months of the reporting period.

What strategies or holdings affected the Fund’s performance?

During the reporting period, the Fund emphasized spread assets, including short-term investment-grade corporates and structured products, such as CMBS. This positioning helped the Fund outperform the Index during the reporting period.

Prudential Investment Portfolios 2 13

PGIM Core Short-Term Bond Fund

Strategy and Performance Overview* (continued)

Did the Fund use derivatives?

During the reporting period, the Fund used swap agreements for hedging interest rate risk and to add value versus cash securities. The use of these derivatives had a positive impact on performance for the reporting period.

Current outlook

PGIM Fixed Income continues to find value within investment-grade corporates and structured products, which represent attractive value in relation to Treasuries and agency mortgage-backed securities. In PGIM Fixed Income’s view, spreads should benefit from currently high all-in yields and increased expectations for a soft economic landing. The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Core Ultra Short Bond Fund returned 5.50% in the 12-month reporting period that ended January 31, 2024, outperforming the 5.09% return of the ICE US 1-Month Treasury Bill Index (the Index).

What were the market conditions?

•

Shifting fundamentals—most notably, inflation—helped drive the repricing of markets during the reporting period. Rate volatility increased as markets began pricing in aggressive Federal Open Market Committee (FOMC) policy tightening and the possibility of a hard economic landing. (When central banks raise interest rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing. When they raise rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing.)

•

However, the US economy proved resilient amid moderating consumer spending. Consumption was supported by household savings, which fell below pre-pandemic levels, and by credit card usage, which rose 4.6% (or $1.13 trillion) in the fourth quarter of 2023. Meanwhile, the labor market showed persistent strength, with job growth accelerating in the last month of the reporting period and the unemployment rate remaining below 4% for the second consecutive year, which raised hopes of a soft landing.

•

Over the reporting period, the US Federal Reserve (the Fed) tightened monetary policy by an additional 100 basis points (bps). (One basis point equals 0.01%.) Although remaining above the Fed’s 2% target, inflation continued to show signs of cooling. In January, the FOMC kept interest rates on hold for a fourth consecutive meeting but held off on signaling a rate cut at its March meeting, with Fed Chairman Jerome Powell saying he wanted to see “more good data” before lowering the federal funds rate.

•

The 10-year/2-year US Treasury spread declined from –0.70% on January 31, 2023, to –0.29% at the end of the reporting period, while the yield on the 2-year Treasury note ended the reporting period at 4.21%, unchanged from the beginning of the reporting period. At the same time, the yield on the 3-month Treasury bill rose from 4.65% to 5.38%, while the Secured Overnight Financing Rate (SOFR) rose 101 bps to end the reporting period at 5.31%. In the short-term credit markets, investment-grade credit spreads tightened during the reporting period. The Bloomberg 1–3 Year Credit Index, a proxy for the short-term spread market, outperformed short-duration Treasuries by 0.73% during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)

What strategies or holdings affected the Fund’s performance?

•	The Fund’s weighted average maturity remained longer than its peers during the majority of the reporting period but shortened in November 2023 and remained

Prudential Investment Portfolios 2 15

PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview* (continued)

shorter than its peers for the remainder of the period, as expectations that the Fed was nearing the end of its rate-hiking cycle increased. The Fund’s weighted average life remained longer than its peers throughout the reporting period.

•

During the reporting period, the Fund increased its holdings in repurchase agreements, Treasuries, foreign corporates, and supranationals as their relative value improved. Holdings of government agencies, domestic banks, foreign banks, and domestic corporates were reduced as an offset to that trade. Adjustable-rate holdings decreased during the reporting period, led by a decrease in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.) Holdings of securities maturing beyond 90 days also decreased over the reporting period.

Current outlook

The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. As relative value between floating-rate and fixed-rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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PGIM Institutional Money Market Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Institutional Money Market Fund returned 5.44% in the 12-month reporting period that ended January 31, 2024.

What were the market conditions?

•

Shifting fundamentals—most notably, inflation—helped drive the repricing of markets during the reporting period. Rate volatility increased as markets began pricing in aggressive Federal Open Market Committee (FOMC) policy tightening and the possibility of a hard economic landing. (When central banks raise interest rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing. When they raise rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing.)

•

However, the US economy proved resilient amid moderating consumer spending. Consumption was supported by household savings, which fell below pre-pandemic levels, and by credit card usage, which rose 4.6% (or $1.13 trillion) in the fourth quarter of 2023. Meanwhile, the labor market showed persistent strength, with job growth accelerating in the last month of the reporting period and the unemployment rate remaining below 4% for the second consecutive year, which raised hopes of a soft landing.

•

Over the reporting period, the US Federal Reserve (the Fed) tightened monetary policy by an additional 100 basis points (bps). (One basis point equals 0.01%.) Although remaining above the Fed’s 2% target, inflation continued to show signs of cooling. In January, the FOMC kept interest rates on hold for a fourth consecutive meeting but held off on signaling a rate cut at its March meeting, with Fed Chairman Jerome Powell saying he wanted to see “more good data” before lowering the federal funds rate.

•

The 10-year/2-year US Treasury spread declined from –0.70% on January 31, 2023, to –0.29% at the end of the reporting period, while the yield on the 2-year Treasury note ended the reporting period at 4.21%, unchanged from the beginning of the reporting period. At the same time, the yield on the 3-month Treasury bill rose from 4.65% to 5.38%, while the Secured Overnight Financing Rate (SOFR) rose 101 bps to end the reporting period at 5.31%. In the short-term credit markets, investment-grade credit spreads tightened during the reporting period. The Bloomberg 1–3 Year Credit Index, a proxy for the short-term spread market, outperformed short-duration Treasuries by 0.73% during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)

What strategies or holdings affected the Fund’s performance?

•	The Fund’s weighted average maturity remained longer than its peers during the majority of the reporting period but shortened in November 2023 and remained

Prudential Investment Portfolios 2 17

PGIM Institutional Money Market Fund

Strategy and Performance Overview* (continued)

shorter than its peers for the remainder of the reporting period, as expectations that the Fed was nearing the end of its rate-hiking cycle increased. The Fund’s weighted average life remained longer than its peers throughout the reporting period.

•

During the reporting period, the Fund increased its holdings in Treasuries, foreign corporates, domestic corporates, and supranationals as their relative value improved. Holdings of repurchase agreements, government agencies, domestic banks, and foreign banks were reduced as an offset to that trade. Adjustable-rate holdings decreased during the reporting period, led by a decrease in Fed funds floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.) Holdings of securities maturing beyond 90 days increased over the reporting period.

Current outlook

The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. As relative value between floating-rate and fixed-rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Short-Term Bond Fund	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,033.40	0.06%	$0.31

Hypothetical	$1,000.00	$1,024.90	0.06%	$0.31

Prudential Investment Portfolios 2 19

Fees and Expenses (continued)

PGIM Core Ultra Short Bond Fund	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,028.50	0.01%	$0.05

Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,028.60	0.07%	$0.36

Hypothetical	$1,000.00	$1,024.85	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BBVA—Banco Bilbao Vizcaya Argentaria

BNS—Bank of Nova Scotia

BOS—Bank of America Securities, Inc.

BSA—Banco Santander SA

CA—Credit Agricole Securities Inc.

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CNRP—Cantor Fitzgerald

DB—Deutsche Bank AG

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GS—Goldman Sachs & Co. LLC

ING—ING Financial Markets LLC

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

NAT—Natixis

NORP—Nomura International PLC

NTC—Northern Trust Co.

NWS—NatWest Markets Securities, Inc.

RBD—RBC Dominion Securities, Inc.

REITs—Real Estate Investment Trust

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

TDM—TD Securities (USA) LLC

USOIS—United States Overnight Index Swap

WFS—Wells Fargo Securities LLC

PGIM Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 72.5%

ASSET-BACKED SECURITIES 1.3%

Automobiles 0.0%

CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	330		$327,017

Home Equity Loans 0.9%

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.880(c)	01/25/35	679		666,475
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	5.001(c)	12/25/33	143		139,308
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month SOFR + 2.814% (Cap N/A, Floor 2.700%)	4.121(c)	09/25/33	3,195		3,049,809
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	111		109,440
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.130(c)	04/25/33	531		515,366
Series 2004-HE01, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350(c)	03/25/34	233		228,693
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.130(c)	11/25/33	65		65,776
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month SOFR + 1.344% (Cap 11.000%, Floor 1.230%)	6.680(c)	06/25/43	128		129,128
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	11/25/33	330		326,981
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.300(c)	12/25/32	—(r	)	377
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)	6.800(c)	02/25/33	214		205,727
Series 2003-02, Class M1, 1 Month SOFR + 1.434% (Cap N/A, Floor 1.320%)	6.770(c)	08/25/33	479		458,289

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.740%(c)	08/25/33	318	$309,484
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.530(c)	04/25/34	114	112,417
MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.150(c)	09/25/34	91	82,670
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.250(c)	08/25/35	43	40,854
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.650(c)	08/25/35	83	80,560
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)	6.725(c)	04/25/33	38	38,622
Series 2003-NC05, Class M3, 1 Month SOFR + 3.564% (Cap N/A, Floor 3.450%)	8.900(c)	04/25/33	71	73,174
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	09/25/33	442	438,422
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.470(c)	10/25/33	57	56,466
Series 2004-HE07, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350(c)	08/25/34	1,801	1,760,329
New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.335(c)	05/25/34	1,763	1,727,077
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month SOFR + 0.974% (Cap N/A, Floor 0.860%)	6.310(c)	06/25/33	203	179,392
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.298	06/25/34	2,266	2,185,120
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	4.047(c)	12/25/33	14	12,814

				12,992,770

See Notes to Financial Statements.

Prudential Investment Portfolios 2 23

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.4%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month SOFR + 0.984% (Cap N/A, Floor 0.870%)	6.320%(c)	07/25/34	101	$99,533
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.800%)	7.250(c)	07/25/32	57	57,280
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month SOFR + 0.614% (Cap N/A, Floor 0.500%)	5.950(c)	05/25/32	132	130,779
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)	6.110(c)	11/25/32	88	87,018
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	07/25/33	57	56,366
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	03/25/34	62	61,851
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	14	14,085
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.170(c)	08/25/34	104	95,198
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.575(c)	07/25/33	362	355,848
Series 2003-04, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.470(c)	08/25/33	48	48,010
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.245(c)	06/25/34	1,215	1,192,057
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.305(c)	07/25/34	1,866	1,827,462
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.300(c)	02/25/34	100	97,023
Series 2004-WMC01, Class M2, 1 Month SOFR + 1.764% (Cap N/A, Floor 1.650%)	7.100(c)	10/25/34	341	322,997

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350%(c)	05/25/34	296	$278,906
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.130(c)	01/25/33	52	51,035

				4,775,448

TOTAL ASSET-BACKED SECURITIES (cost $17,057,220)				18,095,235

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.1%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	9,503	9,216,685
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.253(c)	03/15/37	7,479	7,125,388
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	363	355,993
Series 2018-B05, Class A2	4.077	07/15/51	1,324	1,295,178
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month SOFR + 1.367% (Cap N/A, Floor 1.070%)	6.701(c)	12/15/37	9,500	9,499,991
CD Mortgage Trust, Series 2016-CD2, Class A3	3.248	11/10/49	3,399	3,255,268
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	7,270	7,094,475
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	5,178	5,149,484
Series 2014-UBS04, Class A4	3.420	08/10/47	5,567	5,509,293
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	8,092,773
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)	6.361(c)	05/15/36	9,975	9,968,948
CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A3	3.447	08/15/48	6,812	6,669,126
GS Mortgage Securities Corp. Trust, Series 2018-HART, Class A, 144A, 1 Month SOFR + 1.143% (Cap N/A, Floor 1.090%)	6.483(c)	10/15/31	1,533	1,416,598

See Notes to Financial Statements.

Prudential Investment Portfolios 2 25

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	4,400	$4,373,073
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A3	3.098	11/15/47	3,504	3,460,232
Series 2020-COR07, Class A2	2.215	05/13/53	20,000	18,159,596
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month SOFR + 1.439% (Cap N/A, Floor 1.200%)	6.784(c)	07/05/33	10,751	10,168,473
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.948(c)	09/15/29	3,126	2,938,436
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,400,496
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,461,181
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,928,815
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A3	3.540	12/15/48	5,341	5,209,428
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.398(c)	01/15/36	10,840	10,656,848
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	5,205	5,001,434
Series 2016-LC24, Class A3	2.684	10/15/49	11,624	11,009,813

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $159,384,524)				156,417,025

CORPORATE BONDS 60.1%

Aerospace & Defense 0.4%
RTX Corp., Sr. Unsec’d. Notes	5.000	02/27/26	5,000	5,024,471

Agriculture 0.7%

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,638,853
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	3,250	3,262,463

				9,901,316

Auto Manufacturers 5.7%
American Honda Finance Corp., Sr. Unsec’d. Notes	4.750	01/12/26	4,000	4,008,553

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

American Honda Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	0.750%	08/09/24	7,500	$7,320,081
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,702,217
Gtd. Notes, 144A, SOFR Index + 0.530%	5.881(c)	04/01/24	8,500	8,504,420
Gtd. Notes, 144A, SOFR Index + 0.840%	6.191(c)	04/01/25	6,450	6,479,233
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	10,000	10,031,241
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	21,500	21,413,912
Gtd. Notes, 144A, SOFR + 0.670%	6.015(c)	01/09/26	4,333	4,334,926
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	6,000	5,910,428
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,924,409
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	4,750	4,698,921

				80,328,341

Banks 11.6%

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.156(c)	01/18/27	3,500	3,513,659
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	6.065(c)	03/08/24	20,000	20,002,442
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	2.440	03/11/24	11,100	11,060,465
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.246(c)	04/11/25	4,750	4,764,977
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A	0.650	02/27/24	12,750	12,707,475
Sr. Unsec’d. Notes, 144A, SOFR + 1.130%	6.475(c)	01/23/27	2,570	2,586,876
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	6.157(c)	09/29/25	10,000	10,026,076
Cooperatieve Rabobank UA (Netherlands), Sr. Preferred Notes, SOFR Index + 0.710%	6.056(c)	01/09/26	5,000	5,017,700
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	0.495	02/02/24	5,000	5,000,000
Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.752(c)	02/02/24	5,000	4,999,972
DNB Bank ASA (Norway), Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	10,000	10,105,431

See Notes to Financial Statements.

Prudential Investment Portfolios 2 27

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400%	08/23/25	10,000	$9,890,387

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,125,452

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.804(c)	03/22/25	15,000	15,097,255

Nordea Bank Abp (Finland), Sr. Preferred Notes, 144A	4.750	09/22/25	10,000	9,957,302

Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.705(c)	09/10/24	20,000	19,982,804

UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.721(c)	02/09/24	7,500	7,499,878

Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	6.052(c)	01/15/26	4,000	4,002,552

				163,340,703

Beverages 2.3%

Coca-Cola Europacific Partners PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,956,219

Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	10,000	10,078,979

Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	20,000	19,885,975

				32,921,173

Biotechnology 0.7%

Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	10,500	10,525,430

Chemicals 1.8%

Linde, Inc., Gtd. Notes	4.700	12/05/25	9,500	9,525,977

Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.950	11/07/25	7,000	7,118,709

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250%	08/08/25	5,500	$5,443,549

Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,899,622

				25,987,857

Commercial Services 0.5%

Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,224,421

Computers 1.5%

Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,745,196

International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	10,000	9,977,521

				20,722,717

Cosmetics/Personal Care 0.9%

Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,861,775

Kenvue, Inc., Gtd. Notes	5.350	03/22/26	6,250	6,345,470

				13,207,245

Diversified Financial Services 0.7%

American Express Co., Sr. Unsec’d. Notes	3.950	08/01/25	10,000	9,854,085

Electric 5.4%

CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	6.010(c)	05/13/24	6,750	6,749,511

DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,167,061

Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	10,500	10,524,126

NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.940	03/21/24	15,000	14,951,098

See Notes to Financial Statements.

Prudential Investment Portfolios 2 29

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., (cont’d.)
Gtd. Notes	6.051%	03/01/25	2,750	$2,772,969
Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	14,086,157
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	11,000	10,933,797
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	4,988,629
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,501,874

				76,675,222

Electronics 1.1%
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	15,000	14,938,991

Foods 1.8%
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,848,819
Nestle Holdings, Inc., Gtd. Notes, 144A	4.000	09/12/25	11,725	11,621,104

				25,469,923

Healthcare-Services 1.1%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,835,920
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	4,038,077

				15,873,997

Insurance 3.4%
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,594,064
Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,923,073
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	11,000	10,867,178
New York Life Global Funding, Sec’d. Notes, 144A, MTN	3.600	08/05/25	10,500	10,334,739

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Principal Life Global Funding II,
Sec’d. Notes, 144A	5.000%	01/16/27	857	$864,216
Sec’d. Notes, 144A, SOFR + 0.450%	5.796(c)	04/12/24	2,750	2,749,218

				48,332,488

Internet 0.7%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	10,000	10,022,993

Iron/Steel 0.6%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,888,957

Machinery-Diversified 1.5%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	11,000	10,831,004
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	4.800	01/09/26	10,250	10,311,010

				21,142,014

Media 0.5%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,000	7,078,051

Mining 1.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	18,750	18,850,433

Oil & Gas 1.1%
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,972,293

Pipelines 2.2%
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,372,412
Gtd. Notes	5.050	01/10/26	9,500	9,569,640

See Notes to Financial Statements.

Prudential Investment Portfolios 2 31

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000%	10/12/24	8,000	$7,755,194
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	9,000	9,092,940

				30,790,186

Real Estate Investment Trusts (REITs) 2.1%
Public Storage Operating Co., Gtd. Notes, SOFR + 0.470%	5.815(c)	04/23/24	20,000	20,000,367
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	10,000	9,951,253

				29,951,620

Retail 3.4%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,989,931
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,686,369
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,914,086
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,933,965
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,868,814

				47,393,165

Semiconductors 1.9%
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	9,000	8,623,605
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	18,500	18,466,042

				27,089,647

Software 1.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	14,190,143

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 2.9%

Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950%	02/28/26	12,000	$11,646,203
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	15,184,413
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,987,199
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,919,294

				40,737,109

Transportation 0.9%

Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	12,500	12,552,604

Trucking & Leasing 0.4%

Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,250	5,299,311

TOTAL CORPORATE BONDS (cost $851,939,907)				849,286,906

TOTAL LONG-TERM INVESTMENTS (cost $1,028,381,651)				1,023,799,166

			Shares

SHORT-TERM INVESTMENTS 26.6%

AFFILIATED MUTUAL FUND 5.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)
(cost $79,447,177)(wb)			79,447,177	79,447,177

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 9.0%
Bank of America NA	5.930%	04/08/24	15,000	15,008,863
Bank of Montreal	5.840	05/20/24	2,000	2,001,871
BNP Paribas SA, SOFR + 0.530%	5.840(c)	04/08/24	15,000	15,012,016

See Notes to Financial Statements.

Prudential Investment Portfolios 2 33

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Canadian Imperial Bank of Commerce	6.000%	10/18/24	10,000	$10,054,116
Credit Agricole Corporate & Investment Bank	5.700	02/08/24	20,000	20,001,365
Mizuho Bank Ltd., SOFR + 0.560%	5.870(c)	03/14/24	20,000	20,011,219
State Street Bank & Trust Co., SOFR + 0.470%	5.780(c)	05/21/24	10,000	10,010,692
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.400%	5.710(c)	02/20/24	10,000	10,001,720
Svenska Handelsbanken, SOFR + 0.510% (Cap N/A, Floor 0.000%)	5.820(c)	03/25/24	15,000	15,009,219
Swedbank AB, SOFR + 0.680%	5.990(c)	03/20/24	10,000	10,008,192

TOTAL CERTIFICATES OF DEPOSIT (cost $127,006,067)				127,119,273

COMMERCIAL PAPER 11.9%
Alexandria Real Estate Equities, Inc., 144A	5.562(n)	02/09/24	10,000	9,986,291
Alimentation Couche-Tard, Inc., 144A	5.621(n)	02/28/24	11,000	10,951,851
Bayer Corp., 144A	6.271(n)	08/13/24	7,000	6,791,591
BPCE SA, 144A, SOFR + 0.590%	5.900(c)	08/05/24	10,000	10,020,267
CDP Financial, Inc., 144A	5.814(n)	04/01/24	15,000	14,861,318
Glencore Funding LLC, 144A	5.817(n)	03/22/24	3,000	2,975,903
144A	5.821(n)	03/21/24	5,000	4,960,625
144A	5.831(n)	03/20/24	5,000	4,961,412
HCP, Inc., 144A	5.577(n)	02/14/24	9,000	8,980,731
144A	5.578(n)	02/08/24	4,000	3,995,141
ING (U.S.) Funding LLC, 144A, SOFR + 0.550%	5.860(c)	05/07/24	15,000	15,016,952
JPMorgan Securities LLC, 144A, SOFR + 0.650%	5.960(c)	08/01/24	10,000	10,009,781
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.841(n)	04/08/24	15,000	14,849,059
McKesson Corp., 144A	5.611(n)	02/27/24	5,000	4,979,149
Nutrien Ltd., 144A	5.732(n)	02/01/24	10,000	9,998,483
O’Reilly Automotive, Inc., 144A	5.511(n)	02/07/24	5,000	4,994,721

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, 144A	5.837%(n)	04/03/24	15,000	$14,858,250
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.530%	5.840(c)	04/08/24	15,000	15,012,336

TOTAL COMMERCIAL PAPER (cost $168,130,657)				168,203,861

TOTAL SHORT-TERM INVESTMENTS (cost $374,583,901)				374,770,311

TOTAL INVESTMENTS 99.1% (cost $1,402,965,552)				1,398,569,477
Other assets in excess of liabilities(z) 0.9%				13,056,485

NET ASSETS 100.0%				$1,411,625,962

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at January 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/ 5.330%	$24,122	$978,427	$954,305
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/ 5.330%	58,857	2,366,904	2,308,047

See Notes to Financial Statements.

Prudential Investment Portfolios 2 35

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Interest rate swap agreements outstanding at January 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/ 5.320%	$—	$780,052	$780,052
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/ 5.330%	—	601,976	601,976
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/ 5.330%	—	853,403	853,403
13,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/ 5.320%	78,331	384,496	306,165
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/ 5.320%	(14,235)	2,457,016	2,471,251
2,750	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/ 5.330%	—	140,587	140,587
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/ 5.330%	—	1,066,838	1,066,838
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 5.320%	—	1,244,562	1,244,562
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 5.320%	927,702	2,708,812	1,781,110
79,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 5.320%	(646,552)	2,504,571	3,151,123
130,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.320%	1,113,438	2,768,009	1,654,571
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.320%	(11,542)	4,959	16,501
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(20,667)	(20,667)
85,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.320%	60,366	381,611	321,245
27,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.320%	36,145	(35,899)	(72,044)
10,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.320%	—	222,368	222,368

				$1,626,632	$19,408,025	$17,781,393

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$6,838,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$327,017	$—
Home Equity Loans.	—	12,992,770	—
Residential Mortgage-Backed Securities	—	4,775,448	—
Commercial Mortgage-Backed Securities	—	156,417,025	—
Corporate Bonds.	—	849,286,906	—
Short-Term Investments
Affiliated Mutual Fund	79,447,177	—	—
Certificates of Deposit	—	127,119,273	—
Commercial Paper	—	168,203,861	—

Total	$79,447,177	$1,319,122,300	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$17,874,104	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(92,711)	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2 37

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Commercial Paper	11.9%
Banks	11.6
Commercial Mortgage-Backed Securities	11.1
Certificates of Deposit	9.0
Auto Manufacturers	5.7
Affiliated Mutual Fund	5.7
Electric	5.4
Insurance	3.4
Retail	3.4
Telecommunications	2.9
Beverages	2.3
Pipelines	2.2
Real Estate Investment Trusts (REITs)	2.1
Semiconductors	1.9
Chemicals	1.8
Foods	1.8
Machinery-Diversified	1.5
Computers	1.5
Mining	1.3
Oil & Gas	1.1
Healthcare-Services	1.1
Electronics	1.1
Software	1.0

Cosmetics/Personal Care	0.9%
Home Equity Loans	0.9
Transportation	0.9
Biotechnology	0.7
Internet	0.7
Agriculture	0.7
Diversified Financial Services	0.7
Iron/Steel	0.6
Commercial Services	0.5
Media	0.5
Trucking & Leasing	0.4
Aerospace & Defense	0.4
Residential Mortgage-Backed Securities	0.4
Automobiles	0.0 *

99.1
Other assets in excess of liabilities	0.9

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$17,874,104	*	Due from/to broker-variation margin swaps	$92,711	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(19,290)	$37,030,354

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$(22,980,252)

For the year ended January 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 17,696,949

Interest Rate Swap Agreements (1)	1,134,896,000

*	Average volume is based on average quarter end balances for the year ended January 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 39

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2024

Assets
Investments, at value:
Unaffiliated investments (cost $1,323,518,375)	$1,319,122,300
Affiliated investments (cost $79,447,177)	79,447,177
Interest receivable	10,233,460
Deposit with broker for centrally cleared/exchange-traded derivatives	6,838,000
Receivable for investments sold	1,044,013
Prepaid expenses	6,890

Total Assets	1,416,691,840

Liabilities

Dividends payable	3,785,679
Due to broker—variation margin swaps	1,108,766
Accrued expenses and other liabilities	92,191
Management fee payable	61,775
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	5,065,878

Net Assets	$1,411,625,962

Net assets were comprised of:
Paid-in capital	$1,456,798,424
Total distributable earnings (loss)	(45,172,462)

Net assets, January 31, 2024	$1,411,625,962

Net asset value and redemption price per share ($1,411,625,962 ÷ 154,511,183 shares of beneficial interest issued and outstanding)	$9.14

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$84,036,928
Affiliated dividend income	3,608,092
Unaffiliated dividend income	307,910

Total income	87,952,930

Expenses
Management fee	723,280
Custodian and accounting fees	106,576
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,031
Professional fees	45,742
Audit fee	40,969
Shareholders’ reports	16,426
Trustees’ fees	9,600
Miscellaneous	47,570

Total expenses	1,090,194

Net investment income (loss)	86,862,736

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(16,720,333)
Futures transactions	(19,290)
Swap agreement transactions	37,030,354

20,290,731

Net change in unrealized appreciation (depreciation) on:
Investments	33,147,178
Swap agreements	(22,980,252)
Foreign currencies	4

10,166,930

Net gain (loss) on investment and foreign currency transactions	30,457,661

Net Increase (Decrease) In Net Assets Resulting From Operations	$117,320,397

See Notes to Financial Statements.

Prudential Investment Portfolios 2 41

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$86,862,736	$58,085,838
Net realized gain (loss) on investment transactions	20,290,731	(2,607,665)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,166,930	4,206,483

Net increase (decrease) in net assets resulting from operations	117,320,397	59,684,656

Dividends and Distributions
Distributions from distributable earnings	(120,994,741)	(65,307,696)

Fund share transactions
Net proceeds from shares sold (15,317,287 and 52,766,098 shares, respectively)	140,000,000	480,737,404
Net asset value of shares issued in reinvestment of dividends and distributions (4,922,141 and 2,095,470 shares, respectively)	44,939,692	19,103,306
Cost of shares purchased (161,575,919 and 13,880,816 shares, respectively)	(1,474,638,930)	(126,421,162)

Net increase (decrease) in net assets from Fund share transactions	(1,289,699,238)	373,419,548

Total increase (decrease)	(1,293,373,582)	367,796,508

Net Assets:
Beginning of year	2,704,999,544	2,337,203,036

End of year	$1,411,625,962	$2,704,999,544

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Financial Highlights

	Year Ended January 31,

	2024	2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.14	$9.17		$9.23		$9.21	$9.22
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.21		0.11		0.18	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(0.01	)(b)	(0.09)		(0.03)	0.02
Total from investment operations	0.54	0.20		0.02		0.15	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.23)		(0.08)		(0.12)	(0.29)
Tax return of capital distributions	-	-		(0.00	)(c)	(0.01)	-
Distributions from net realized gains	-	-		-		-	(0.01)
Total dividends and distributions	(0.54)	(0.23)		(0.08)		(0.13)	(0.30)
Net asset value, end of year	$9.14	$9.14		$9.17		$9.23	$9.21
Total Return(d):	6.04%	2.17%		0.24%		1.67%	3.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,411,626	$2,705,000		$2,337,203		$2,749,526	$2,711,895
Average net assets (000)	$2,107,543	$2,569,179		$2,704,291		$2,734,881	$2,860,307
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.05%	0.04%		0.04%		0.04%	0.04%
Expenses before waivers and/or expense reimbursement	0.05%	0.04%		0.04%		0.04%	0.04%
Net investment income (loss)	4.12%	2.26%		1.20%		1.92%	2.91%
Portfolio turnover rate(f)	9%	44%		26%		54%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 43

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 12.6%

CERTIFICATES OF DEPOSIT 9.3%
Banco Santander SA, SOFR + 0.510%	5.820%(c)	01/31/25	152,000	$152,171,380
Bank of Montreal, SOFR + 0.640%	5.950(c)	07/22/24	150,000	150,366,746
Bank of Nova Scotia, SOFR + 0.480%	5.790(c)	12/02/24	70,000	70,099,443
BNP Paribas SA,
SOFR + 0.420%	5.730(c)	12/18/24	70,000	70,069,943
SOFR + 0.650%	5.960(c)	07/08/24	75,000	75,156,755
Canadian Imperial Bank of Commerce	6.000	10/18/24	62,500	62,838,226
Canadian Imperial Bank of Commerce, US Federal Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	01/10/25	100,000	100,184,550
Citibank NA,
SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.690(c)	01/10/25	85,000	85,005,184
SOFR + 0.680% (Cap N/A, Floor 0.000%)	5.990(c)	06/12/24	36,000	36,063,387
Natixis SA, SOFR + 0.420%	5.730(c)	01/06/25	140,400	140,494,665
Svenska Handelsbanken,
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.760(c)	12/13/24	100,000	100,130,563
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	07/08/24	156,500	156,834,276
Swedbank AB, SOFR + 0.640%	5.950(c)	07/19/24	100,000	100,219,625
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.950(c)	07/03/24	60,000	60,124,399
SOFR + 0.650%	5.960(c)	09/13/24	100,000	100,172,425
SOFR + 0.670%	5.980(c)	03/25/24	100,000	100,084,067
Toronto-Dominion Bank (The)	6.000	10/18/24	45,000	45,254,754
Wells Fargo Bank NA,
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	06/07/24	135,000	135,221,103
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.970(c)	05/13/24	98,000	98,149,181

TOTAL CERTIFICATES OF DEPOSIT (cost $1,835,400,000)				1,838,640,672

CORPORATE BONDS 1.7%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.703(c)	02/22/24	111,500	111,507,327
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.810(c)	12/09/24	68,000	68,085,830
Sr. Unsec’d. Notes, MTN, SOFR + 0.520% (Cap N/A, Floor 0.000%)	5.830(c)	08/22/24	75,000	75,056,190

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.874%(c)	10/16/24	25,000	$25,033,287
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.930(c)	06/13/24	60,000	60,060,649

TOTAL CORPORATE BONDS (cost $339,500,000)				339,743,283

MUNICIPAL BONDS 0.6%

Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	5.320(cc)	01/01/61	50,000	50,000,000

Illinois 0.1%
Illinois Finance Authority, Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000

Texas 0.2%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.320(cc)	08/01/45	42,000	42,000,000

TOTAL MUNICIPAL BONDS (cost $115,500,000)				115,500,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.0%
Federal Home Loan Bank,
SOFR + 0.105% (Cap N/A, Floor 0.000%)	5.415(c)	11/08/24	50,000	50,022,863
SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.430(c)	03/14/24	50,000	50,005,381
Federal National Mortgage Assoc.	5.420	03/28/24	95,000	95,000,007

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $195,000,000)				195,028,251

TOTAL LONG-TERM INVESTMENTS (cost $2,485,400,000)				2,488,912,206

See Notes to Financial Statements.

Prudential Investment Portfolios 2 45

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 87.6%

CERTIFICATES OF DEPOSIT 11.4%
Banco Santander SA, SOFR + 0.400%	5.710%(c)	05/10/24	45,000	$45,027,415
Bank of America NA,
SOFR + 0.350%	5.660(c)	01/07/25	73,000	72,999,995
SOFR + 0.600%	5.910(c)	07/29/24	104,000	104,179,100
Bank of America NA	5.930	04/08/24	83,000	83,049,043
Bank of Nova Scotia, SOFR + 0.470%	5.780(c)	07/25/24	8,000	8,009,833
BNP Paribas Fortis SA, SOFR + 0.620%	5.930(c)	08/01/24	118,750	118,971,615
BNP Paribas SA	5.820	05/07/24	75,000	75,065,956
BNP Paribas SA, SOFR + 0.550%	5.860(c)	04/11/24	75,000	75,065,785
Citibank NA	5.630	03/01/24	20,000	20,000,472
Credit Agricole Corporate & Investment Bank	5.320	02/06/24	75,000	75,000,151
Credit Agricole Corporate & Investment Bank	5.320	02/07/24	125,000	125,001,000
Credit Agricole Corporate & Investment Bank	5.470	05/06/24	194,000	194,020,723
Mitsubishi UFJ Trust & Banking Corp.	5.330	02/06/24	115,000	114,999,684
Mitsubishi UFJ Trust & Banking Corp.	5.330	02/07/24	195,000	195,001,950
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.430%	5.740(c)	02/08/24	45,000	45,002,887
Mizuho Bank Ltd.,
SOFR + 0.380%	5.690(c)	02/15/24	14,000	14,001,667
SOFR + 0.410%	5.720(c)	02/12/24	57,000	57,005,950
SOFR + 0.600%	5.910(c)	02/26/24	11,000	11,004,039
MUFG Bank Ltd., SOFR + 0.280%	5.590(c)	07/17/24	123,000	123,047,836
Natixis SA	5.750	07/22/24	67,000	67,104,764
Nordea Bank Abp,
SOFR + 0.270%	5.580(c)	02/16/24	4,000	4,000,315
SOFR + 0.510%	5.820(c)	04/12/24	7,000	7,005,559
SOFR + 0.580%	5.890(c)	08/05/24	120,500	120,756,190
State Street Bank & Trust Co.,
SOFR + 0.470%	5.780(c)	05/21/24	105,000	105,112,262
SOFR + 0.520%	5.830(c)	03/05/24	140,000	140,053,416
Sumitomo Mitsui Banking Corp.,
SOFR + 0.430%	5.740(c)	02/05/24	17,000	17,000,692
SOFR + 0.430%	5.740(c)	02/05/24	75,000	75,003,061
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.410%	5.720(c)	02/09/24	7,000	6,999,994
Swedbank AB, SOFR + 0.680%	5.990(c)	03/20/24	45,000	45,036,864
Wells Fargo Bank NA,
SOFR + 0.490% (Cap N/A, Floor 0.000%)	5.800(c)	08/05/24	61,000	61,094,034
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.910(c)	08/02/24	7,000	7,014,739

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860%(c)	05/10/24	50,000	$50,060,251

TOTAL CERTIFICATES OF DEPOSIT (cost $2,261,370,830)				2,262,697,242

COMMERCIAL PAPER 41.4%
ANZ Group Holdings Ltd., 144A	5.673(n)	06/27/24	45,000	44,032,709
144A	5.708(n)	07/01/24	40,000	39,118,940
Banco Santander SA, 144A	5.561(n)	04/01/24	21,000	20,803,710
Bank of America Securities, Inc., 144A	5.646(n)	05/28/24	106,000	104,140,547
144A, SOFR + 0.580%	5.890(c)	10/11/24	40,000	40,073,025
Bank of Montreal, 144A	5.499(n)	03/26/24	30,000	29,755,861
144A, SOFR + 0.600%	5.910(c)	05/01/24	82,250	82,351,064
Bank of Nova Scotia, 144A, SOFR + 0.390%	5.310(c)	02/13/24	15,000	15,001,310
Banner Health	5.395(n)	03/06/24	15,000	14,920,934
BPCE SA, 144A	5.646(n)	03/15/24	84,980	84,423,356
144A, SOFR + 0.590%	5.900(c)	08/05/24	125,000	125,253,344
Caisse des Depots et Consignations, 144A	5.384(n)	04/12/24	49,000	48,469,232
144A	5.519(n)	04/02/24	229,500	227,344,834
CDP Financial, Inc., 144A	5.573(n)	06/10/24	30,000	29,426,890
144A	5.574(n)	06/11/24	30,500	29,913,166
144A	5.699(n)	04/24/24	41,000	40,486,079
144A	5.735(n)	04/11/24	61,000	60,347,984
144A	5.814(n)	04/01/24	30,000	29,722,637
144A, SOFR + 0.350%	5.670(c)	01/06/25	116,500	116,531,599
144A, SOFR + 0.400%	5.310(c)	12/12/24	22,000	22,016,671
Citigroup Global Markets Holdings, Inc., 144A	5.795(n)	03/07/24	53,000	52,713,588
DNB Bank ASA, 144A	5.680(n)	06/27/24	63,000	61,663,698
Eli Lilly & Co., 144A	5.418(n)	02/15/24	30,000	29,933,713
Export Development Corp.	5.567(n)	02/12/24	25,000	24,955,818

See Notes to Financial Statements.

Prudential Investment Portfolios 2 47

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Federation Des Caisses Desjardins, 144A	5.364%(n)	03/01/24	55,000	$54,752,958
144A	5.376(n)	02/12/24	32,000	31,943,100
144A	5.378(n)	03/04/24	58,000	57,713,325
144A	5.379(n)	03/05/24	23,000	22,882,859
144A	5.475(n)	03/14/24	83,500	82,961,558
144A	5.484(n)	03/20/24	40,000	39,704,403
144A	5.521(n)	03/12/24	50,000	49,692,652
144A	5.534(n)	02/20/24	59,000	58,824,929
144A	5.631(n)	02/07/24	55,000	54,942,999
Hydro-Quebec, 144A	5.360(n)	02/12/24	84,000	83,852,388
144A	5.384(n)	03/01/24	25,500	25,387,163
ING (U.S.) Funding LLC, 144A	5.731(n)	05/07/24	125,500	123,684,999
144A	5.739(n)	05/16/24	34,000	33,464,346
144A	5.748(n)	06/07/24	61,500	60,342,831
144A, SOFR + 0.550%	5.860(c)	05/07/24	112,000	112,126,573
John Deere Capital Corp., 144A	5.473(n)	03/11/24	20,000	19,881,704
144A	5.509(n)	02/20/24	30,000	29,911,408
144A	5.522(n)	02/22/24	44,000	43,857,047
John Deere Credit, Inc., 144A	5.380(n)	03/15/24	61,000	60,603,016
144A	5.382(n)	03/11/24	21,000	20,875,789
JPMorgan Securities LLC, 144A	5.790	05/09/24	60,000	60,007,413
144A	5.816(n)	03/25/24	90,000	89,260,740
144A, SOFR + 0.610%	5.920(c)	10/25/24	107,000	107,135,479
144A, SOFR + 0.650%	5.960(c)	08/01/24	125,000	125,122,262
KENVUE INC, 144A	5.372(n)	02/08/24	12,000	11,985,839
KFW, 144A	5.682(n)	02/05/24	154,000	153,888,518
144A	5.686(n)	02/12/24	122,500	122,286,462
Leland Stanford Junior University (The)	5.441(n)	06/20/24	10,125	9,915,456
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.781(n)	03/18/24	35,000	34,756,647
144A	5.782(n)	03/19/24	38,000	37,730,149
144A	5.789(n)	04/15/24	53,000	52,412,031
144A	5.797(n)	05/14/24	17,000	16,740,562
144A	5.805(n)	03/21/24	50,000	49,630,092

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	5.821%(n)	03/07/24	30,250	$30,089,009
144A	5.822(n)	06/14/24	13,000	12,746,500
144A	5.824(n)	06/12/24	20,000	19,615,384
144A	5.845(n)	07/08/24	11,000	10,750,476
144A	5.850(n)	04/05/24	50,000	49,518,970
144A	5.865(n)	06/10/24	20,000	19,620,779
144A	5.870(n)	06/14/24	9,000	8,824,500
Mercedes-Benz Finance North America LLC,
144A	5.428(n)	04/09/24	16,000	15,832,959
144A	5.492(n)	03/27/24	15,000	14,872,896
144A	5.517(n)	03/22/24	20,000	19,845,753
Microsoft Corp.,
144A	5.453(n)	03/05/24	180,000	179,102,173
Mitsubishi Corp.,
144A	5.441(n)	03/12/24	9,000	8,945,087
144A	5.480(n)	03/04/24	20,000	19,901,880
144A	5.490(n)	02/20/24	103,000	102,694,367
144A	5.492(n)	02/13/24	20,000	19,961,468
144A	5.508(n)	02/21/24	24,000	23,925,212
144A	5.510(n)	03/11/24	32,000	31,809,541
144A	5.517(n)	02/06/24	20,000	19,982,243
144A	5.525(n)	02/01/24	50,000	49,992,621
144A	5.537(n)	02/12/24	35,000	34,937,766
144A	5.592(n)	02/07/24	40,000	39,958,544
National Australia Bank Ltd.,
144A, SOFR + 0.440%	5.750(c)	11/01/24	60,000	60,090,228
144A, SOFR + 0.520%	5.830(c)	02/16/24	5,000	5,000,946
National Securities Clearing Corp.,
144A	5.395(n)	03/06/24	22,000	21,885,712
144A	5.398(n)	03/12/24	50,000	49,695,499
144A	5.400(n)	03/13/24	42,000	41,737,948
144A	5.400(n)	03/19/24	26,000	25,813,771
144A	5.402(n)	03/14/24	44,500	44,215,703
144A	5.407(n)	02/01/24	50,000	49,992,635
144A	5.422(n)	04/03/24	70,000	69,332,497
144A	5.630(n)	04/01/24	15,000	14,861,318
144A	5.663(n)	04/18/24	31,000	30,637,703
144A	5.669(n)	04/25/24	18,000	17,771,846
144A	5.701(n)	05/10/24	42,000	41,378,711
144A	5.704(n)	05/14/24	35,000	34,462,547

See Notes to Financial Statements.

Prudential Investment Portfolios 2 49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nordea Bank Abp, 144A	5.653%(n)	05/28/24	40,000	$39,315,452
Ontario Teachers’ Finance Trust, 144A	5.701(n)	05/07/24	17,000	16,757,563
144A	5.803(n)	06/03/24	45,000	44,194,651
144A	5.837(n)	04/03/24	16,000	15,848,800
144A	5.852(n)	06/11/24	37,000	36,298,142
144A	5.871(n)	07/03/24	47,500	46,460,200
President & Fellows of Harvard College	5.515(n)	02/01/24	25,000	24,996,326
Princeton University	5.470	04/08/24	24,000	24,000,347
Princeton University	5.480	04/15/24	18,000	18,001,439
Province of Alberta, 144A	5.456(n)	04/03/24	185,000	183,277,974
144A	5.507(n)	02/15/24	62,000	61,863,006
144A	5.516(n)	02/14/24	35,000	34,927,825
144A	5.596(n)	02/26/24	5,000	4,980,831
144A	5.648(n)	02/21/24	30,000	29,907,145
144A	5.694(n)	03/27/24	50,000	49,586,326
144A	5.739(n)	04/19/24	34,000	33,603,541
144A	5.742(n)	03/18/24	85,000	84,410,108
Province of British Columbia	5.383(n)	02/26/24	15,800	15,739,427
Province of British Columbia	5.386(n)	03/07/24	36,000	35,808,768
Province of British Columbia	5.394(n)	03/11/24	6,000	5,964,578
Province of British Columbia	5.404(n)	03/22/24	24,500	24,315,178
Province of British Columbia	5.468(n)	02/07/24	23,000	22,976,297
Province of British Columbia	5.482(n)	02/23/24	20,500	20,430,495
Province of British Columbia	5.541(n)	04/09/24	30,000	29,693,123
Province of British Columbia	5.623(n)	02/22/24	20,000	19,935,143
Province of Quebec, 144A	5.361(n)	02/13/24	35,000	34,932,985
144A	5.382(n)	03/01/24	56,684	56,433,173
144A	5.382(n)	03/11/24	139,000	138,182,474
144A	5.386(n)	02/26/24	50,000	49,808,314
144A	5.395(n)	03/15/24	75,000	74,515,389
144A	5.397(n)	03/20/24	84,000	83,395,596
PSP Capital Inc., 144A	5.369(n)	02/21/24	20,000	19,938,377
144A	5.459(n)	03/05/24	60,000	59,700,649
144A	5.462(n)	03/08/24	20,000	19,891,371
Robert Bosch Finance Corp., 144A	5.383(n)	02/05/24	91,750	91,681,588

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Royal Bank of Canada, 144A, USOIS + 0.630%	5.710%(c)	07/11/24	100,000	$100,201,705
Sanofi SA, 144A	5.379(n)	03/15/24	217,000	215,587,779
Skandinaviska Enskilda Banken AB, 144A	5.824(n)	03/22/24	30,000	29,776,204
144A, SOFR + 0.530%	5.840(c)	04/08/24	60,000	60,049,343
144A, SOFR + 0.630%	5.940(c)	07/19/24	100,000	100,227,380
144A, SOFR + 0.650%	5.310(c)	05/31/24	110,000	110,194,023
ST Engineering North America, Inc., 144A	5.396(n)	02/12/24	90,000	89,840,944
144A	5.397(n)	02/13/24	70,000	69,865,971
State of The Netherlands, 144A	5.344(n)	02/01/24	385,000	384,943,305
STE Transcore Holdings, Inc., 144A	5.394(n)	02/08/24	134,000	133,840,082
144A	5.407(n)	03/01/24	40,500	40,317,413
Swedbank AB, 144A	5.769(n)	03/18/24	70,000	69,517,156
Toronto-Dominion Bank (The), 144A	5.326(n)	02/02/24	50,000	49,985,246
144A	5.498(n)	03/21/24	15,550	15,434,872
TotalEnergies Capital SA, 144A	5.365(n)	03/01/24	36,000	35,839,200
144A	5.367(n)	02/22/24	25,000	24,918,220
Toyota Credit Canada, Inc.	5.979(n)	03/20/24	27,000	26,800,582
Toyota Credit Canada, Inc.	6.020(n)	04/19/24	22,000	21,739,992
Toyota Industries Commercial Finance, Inc., 144A	5.476(n)	03/25/24	20,000	19,839,980
144A	5.588(n)	06/03/24	25,650	25,180,137
144A	5.701(n)	04/17/24	10,000	9,885,541
144A	5.767(n)	06/13/24	15,000	14,703,737
144A	5.841(n)	04/24/24	10,000	9,875,027
144A	5.842(n)	04/25/24	10,000	9,873,523
Toyota Motor Finance (Netherlands) BV	5.731(n)	05/22/24	16,000	15,734,263
University of Chicago (The)	5.536(n)	03/04/24	25,000	24,868,525
University of Chicago (The)	5.542(n)	03/13/24	25,000	24,833,940
University of Texas System (The)	5.400	03/01/24	12,500	12,499,966
University of Texas System (The)	5.450	02/20/24	9,000	9,000,329
University of Texas System (The)	5.460	02/14/24	12,500	12,499,566

See Notes to Financial Statements.

Prudential Investment Portfolios 2 51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Volvo Group Treasury North America, Inc., 144A	5.453%(n)	04/25/24	39,000	$38,483,566
144A	5.454(n)	04/16/24	47,500	46,937,910
144A	5.525(n)	03/14/24	30,000	29,799,740
144A	5.526(n)	03/21/24	32,000	31,751,407
144A	5.530(n)	03/20/24	119,700	118,788,815
Yale University	5.355(n)	04/02/24	17,500	17,335,663
Yale University	5.386(n)	03/05/24	12,000	11,939,450
Yale University	5.403(n)	02/01/24	20,000	19,997,054
Yale University	5.548(n)	02/08/24	17,500	17,479,308
Yale University	5.617(n)	02/20/24	10,000	9,970,382

TOTAL COMMERCIAL PAPER (cost $8,211,791,778)				8,213,613,445

CORPORATE BONDS 0.0%

Auto Manufacturers 0.0%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.644%(c)	09/13/24	3,000	2,996,611

Banks 0.0%
Banco Santander SA (Spain),
Sr. Preferred Notes	2.706%	06/27/24	3,970	3,926,517

TOTAL CORPORATE BONDS (cost $6,926,082)				6,923,128

REPURCHASE AGREEMENTS 27.2%
BBVA,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $200,029,556 collateralized by U.S. Treasury Securities (coupon rate 0.625%, maturity date 10/15/24) with the aggregate value, including accrued interest, of $204,164,971.			200,000	200,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
BNS,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $320,047,289 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 04/01/29-11/01/53), FNMA (coupon rates 2.000%-7.000%, maturity dates 01/01/28-10/01/53) and U.S. Treasury Securities (coupon rate 4.875%, maturity date 10/31/28) with the aggregate value, including accrued interest, of $326,448,295.	320,000	$320,000,000
BOS,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $455,067,239 collateralized by FHLMC (coupon rates 1.500%-7.500%, maturity dates 10/01/28-01/01/54), FNMA (coupon rates 1.500%-6.500%, maturity dates 09/01/27-12/01/53) and GNMA (coupon rates 3.000%-7.000%, maturity dates 01/15/29-12/20/62) with the aggregate value, including accrued interest, of $464,100,001.	455,000	455,000,000
BSA,
5.305%, dated 01/31/24, due 02/01/24 in the amount of $100,014,736 collateralized by FHLMC (coupon rate 6.000%, maturity date 09/01/53) with the aggregate value, including accrued interest, of $102,015,031.	100,000	100,000,000
CA,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $85,681,660 collateralized by U.S. Treasury Securities (coupon rate 0.125%, maturity date 01/15/31) with the aggregate value, including accrued interest, of $87,382,399.	85,669	85,669,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CF,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $600,088,667 collateralized by FHLMC (coupon rates 0.000%-5.500%, maturity dates 07/15/32-09/01/53), FNMA (coupon rates 2.500%-7.000%, maturity dates 09/01/51-01/01/60), GNMA (coupon rates 2.500%-7.296%, maturity dates 08/20/51-07/20/73) and U.S. Treasury Securities (coupon rates 1.500%-3.000%, maturity dates 03/31/24-08/15/52) with the aggregate value, including accrued interest, of $612,090,440.	600,000	$600,000,000
CNRP,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $150,022,167 collateralized by FFCSB (coupon rate 2.830%, maturity date 12/19/36), FHLB (coupon rates 1.000%-5.500%, maturity dates 12/13/24-07/15/36), FHLMC (coupon rates 2.000%-7.000%, maturity dates11/01/42-01/01/54), FNMA (coupon rates 0.000%-7.000%, maturity dates 01/01/27-01/01/54), GNMA (coupon rates 2.790%-8.000%, maturity dates 07/15/25-08/20/73) and U.S. Treasury Securities (coupon rate 1.125%, maturity date 02/15/31) with the aggregate value, including accrued interest, of $153,022,610.	150,000	150,000,000
DB,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $125,018,472 collateralized by FNMA (coupon rates 2.500%-5.000%, maturity dates 06/01/42-07/01/53) with the aggregate value, including accrued interest, of $127,500,000.	125,000	125,000,000
GS,
5.32%, dated 01/25/24, due 02/01/24 in the amount of $160,165,511 collateralized by GNMA (coupon rates 2.500%-6.000%, maturity dates 01/20/51-07/15/58) with the aggregate value, including accrued interest, of $163,200,001.	160,000	160,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING,
5.36%, dated 12/14/23, due 02/01/24 in the amount of $649,705,633 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 07/01/36-12/01/53) and FNMA (coupon rates 1.500%-7.000%, maturity dates 02/01/32-05/01/58) with the aggregate value, including accrued interest, of $657,900,000.	645,000	$645,000,000
5.36%, dated 12/15/23, due 02/02/24 in the amount of $90,656,600 collateralized by FHLMC (coupon rates 4.387%-6.500%, maturity dates 07/01/36-10/01/53), FNMA (coupon rates 2.500%-7.000%, maturity dates 06/01/29-01/01/54) and GNMA (coupon rate 6.000%, maturity date 08/20/53) with the aggregate value, including accrued interest, of $91,800,001.	90,000	90,000,000
5.36%, dated 12/18/23, due 02/05/24 in the amount of $75,547,167 collateralized by FHLMC (coupon rates 3.500%-7.000%, maturity dates 07/01/36-12/01/53) and FNMA (coupon rates 2.000%-6.385%, maturity dates 07/01/33-10/01/53) with the aggregate value, including accrued interest, of $76,500,000.	75,000	75,000,000
5.32%, dated 01/25/24, due 02/01/24 in the amount of $110,113,789 collateralized by FHLMC (coupon rates 3.500%-6.500%, maturity dates 03/01/42-10/01/53), FNMA (coupon rates 1.500%-7.000%, maturity dates 06/01/33-01/01/54) and GNMA (coupon rate 6.000%, maturity date 08/20/53) with the aggregate value, including accrued interest, of $112,200,000.	110,000	110,000,000
5.32%, dated 01/31/24, due 02/01/24 in the amount of $170,025,122 collateralized by FHLMC (coupon rates 4.000%-6.000%, maturity dates 04/01/50-01/01/54) and FNMA (coupon rates 2.500%-7.000%, maturity dates 06/01/33-01/01/54) with the aggregate value, including accrued interest, of $173,400,000.	170,000	170,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 55

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NAT,
5.35%, dated 01/03/24, due 02/05/24 in the amount of $219,069,108 collateralized by FHLMC (coupon rates 3.830%-4.000%, maturity dates 03/01/44-01/01/53) and FNMA (coupon rates 1.610%-5.180%, maturity dates 10/01/28-11/01/52) with the aggregate value, including accrued interest, of $222,360,001.	218,000	$218,000,000
5.32%, dated 01/31/24, due 02/01/24 in the amount of $60,008,867 collateralized by FNMA (coupon rates 4.540%-4.740%, maturity dates 08/01/28-07/01/33) with the aggregate value, including accrued interest, of $61,200,000.	60,000	60,000,000
NORP,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $100,014,778 collateralized by FHLMC (coupon rates 2.500%-4.500%, maturity dates 06/01/35-04/01/52), FNMA (coupon rates 3.000%-6.000%, maturity dates 11/01/33-07/01/56), GNMA (coupon rates 2.000%-5.310%, maturity dates 09/20/39-03/15/58) and U.S. Treasury Securities (coupon rates 1.750%-3.125%, maturity dates 12/31/26-08/31/27) with the aggregate value, including accrued interest, of $102,015,463.	100,000	100,000,000
NTC,
5.31%, dated 01/31/24, due 02/01/24 in the amount of $300,044,250 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.500%, maturity dates 07/31/24-11/30/28) with the aggregate value, including accrued interest, of $306,000,000.	300,000	300,000,000
NWS,
5.33%, dated 01/30/24, due 02/06/24 in the amount of $125,129,549 collateralized by U.S. Treasury Securities (coupon rates 1.625%-4.625%, maturity dates 02/28/25-05/15/31) with the aggregate value, including accrued interest, of $127,632,187.	125,000	125,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NWS, (cont’d.)
5.32%, dated 01/26/24, due 02/02/24 in the amount of $150,155,167 collateralized by U.S. Treasury Securities (coupon rates 0.250%-3.625%, maturity dates 08/31/25-02/15/30) with the aggregate value, including accrued interest, of $153,158,287.	150,000	$150,000,000
SAN,
5.32%, dated 01/30/24, due 02/06/24 in the amount of $200,206,889 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 01/01/33-12/01/53) and FNMA (coupon rates 2.000%-7.000%, maturity dates 03/01/30-01/01/54) with the aggregate value, including accrued interest, of $204,211,027.	200,000	200,000,000
5.32%, dated 01/31/24, due 02/01/24 in the amount of $350,051,722 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 06/01/31-01/01/54) and FNMA (coupon rates 2.000%-7.000%, maturity dates 10/01/28-12/01/53) with the aggregate value, including accrued interest, of $357,052,757.	350,000	350,000,000
5.32%, dated 01/31/24, due 02/07/24 in the amount of $200,206,889 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 08/01/35-12/01/53) and FNMA (coupon rates 2.500%-6.500%, maturity dates 11/01/45-01/01/54) with the aggregate value, including accrued interest, of $204,211,027.	200,000	200,000,000
SSB,
5.31%, dated 01/31/24, due 02/01/24 in the amount of $25,003,688 collateralized by U.S. Treasury Securities (coupon rate 4.375%, maturity date 12/15/26) with the aggregate value, including accrued interest, of $25,641,658.	25,000	25,000,000
WFS,
5.32%, dated 01/25/24, due 02/01/24 in the amount of $250,258,611 collateralized by FNMA (coupon rate 6.000%, maturity date 01/01/54) with the aggregate value, including accrued interest, of $255,263,784.	250,000	250,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 57

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
WFS, (cont’d.)
5.32%, dated 01/31/24, due 02/01/24 in the amount of $126,018,620 collateralized by GNMA (coupon rate 3.000%, maturity date 03/20/52) with the aggregate value, including accrued interest, of $128,538,993.			126,000	$126,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $5,389,669,000)				5,389,669,000

TIME DEPOSITS 2.5%
ABN AMRO Bank NV	5.330%	02/01/24	75,000	75,000,000
ABN AMRO Bank NV	5.330	02/02/24	135,000	135,000,000
ABN AMRO Bank NV	5.330	02/06/24	52,000	52,000,000
ANZ Group Holdings Ltd.	5.320	02/01/24	85,000	85,000,000
Canadian Imperial Bank of Commerce	5.310	02/01/24	50,000	50,000,000
Mizuho Bank Ltd.	5.320	02/01/24	97,352	97,352,000

TOTAL TIME DEPOSITS
(cost $494,352,000)				494,352,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.8%
Federal Home Loan Bank,
SOFR + 0.025% (Cap N/A, Floor 0.000%)	5.335(c)	10/11/24	43,000	42,999,571
SOFR + 0.045% (Cap N/A, Floor 0.000%)	5.355(c)	03/15/24	100,000	100,001,965
SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.430(c)	03/06/24	28,000	28,002,343

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $171,001,015)				171,003,879

U.S. TREASURY OBLIGATIONS(n) 4.3%
U.S. Treasury Bills	5.309	02/08/24	485,000	484,505,087
U.S. Treasury Bills	5.311	02/27/24	94,000	93,642,735
U.S. Treasury Bills	5.311	03/14/24	78,000	77,519,748
U.S. Treasury Bills	5.444	02/06/24	83,000	82,939,473

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	5.458%	02/13/24	109,000	$108,808,977

TOTAL U.S. TREASURY OBLIGATIONS (cost $847,406,471)				847,416,020

TOTAL SHORT-TERM INVESTMENTS (cost $17,382,517,176)				17,385,674,714

TOTAL INVESTMENTS 100.2% (cost $19,867,917,176)				19,874,586,920
Liabilities in excess of other assets (0.2)%				(36,142,816)

NET ASSETS 100.0%				$19,838,444,104

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,838,640,672	$—
Corporate Bonds	—	339,743,283	—
Municipal Bonds.	—	115,500,000	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2 59

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Government Agency Obligations	$—	$195,028,251	$—
Short-Term Investments
Certificates of Deposit	—	2,262,697,242	—
Commercial Paper	—	8,213,613,445	—
Corporate Bonds	—	6,923,128	—
Repurchase Agreements.	—	5,389,669,000	—
Time Deposits	—	494,352,000	—
U.S. Government Agency Obligations	—	171,003,879	—
U.S. Treasury Obligations	—	847,416,020	—

Total	$—	$19,874,586,920	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Commercial Paper	41.4%
Repurchase Agreements	27.2
Certificates of Deposit	20.7
U.S. Treasury Obligations	4.3
Time Deposits	2.5
U.S. Government Agency Obligations	1.8
Corporate Bonds	1.7

Municipal Bonds	0.6%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BBVA	$ 200,000,000	$ (200,000,000)	$—
Repurchase Agreement	BNS	320,000,000	(320,000,000)	—
Repurchase Agreement	BOS	455,000,000	(455,000,000)	—
Repurchase Agreement	BSA	100,000,000	(100,000,000)	—
Repurchase Agreement	CA	85,669,000	(85,669,000)	—
Repurchase Agreement	CF	600,000,000	(600,000,000)	—
Repurchase Agreement	CNRP	150,000,000	(150,000,000)	—
Repurchase Agreement	DB	125,000,000	(125,000,000)	—
Repurchase Agreement	GS	160,000,000	(160,000,000)	—
Repurchase Agreements	ING	1,090,000,000	(1,090,000,000)	—
Repurchase Agreements	NAT	278,000,000	(278,000,000)	—
Repurchase Agreement	NORP	100,000,000	(100,000,000)	—
Repurchase Agreement	NTC	300,000,000	(300,000,000)	—
Repurchase Agreements	NWS	275,000,000	(275,000,000)	—
Repurchase Agreements	SAN	750,000,000	(750,000,000)	—
Repurchase Agreement	SSB	25,000,000	(25,000,000)	—
Repurchase Agreements	WFS	376,000,000	(376,000,000)	—

		$5,389,669,000

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 61

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $14,478,248,176)	$14,484,917,920
Repurchase Agreements (cost $5,389,669,000)	5,389,669,000
Cash	430
Interest receivable	41,591,361
Prepaid expenses	32,273

Total Assets	19,916,210,984

Liabilities
Payable for investments purchased	77,519,637
Accrued expenses and other liabilities	141,396
Management fee payable	88,371
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800
Dividends payable	9

Total Liabilities	77,766,880

Net Assets	$19,838,444,104

Net assets were comprised of:
Paid-in capital	$19,831,774,369
Total distributable earnings (loss)	6,669,735

Net assets, January 31, 2024	$19,838,444,104

Net asset value and redemption price per share
($19,838,444,104 ÷ 19,832,575,299 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2024

Net Investment Income (Loss)
Interest income	$1,011,595,555

Expenses
Management fee	1,035,951
Custodian and accounting fees	453,663
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	100,898
Insurance expense	70,754
Professional fees	40,556
Audit fee	26,500
Shareholders’ reports	15,253
Trustees’ fees	9,600
Miscellaneous	21,599

Total expenses	1,774,774

Net investment income (loss)	1,009,820,781

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	44,186
Net change in unrealized appreciation (depreciation) on investments	(1,884,527)

Net gain (loss) on investment transactions	(1,840,341)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,007,980,440

See Notes to Financial Statements.

Prudential Investment Portfolios 2 63

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,009,820,781	$481,146,066
Net realized gain (loss) on investment transactions	44,186	1,614,189
Net change in unrealized appreciation (depreciation) on investments	(1,884,527)	11,250,063

Net increase (decrease) in net assets resulting from operations	1,007,980,440	494,010,318

Dividends and Distributions
Distributions from distributable earnings	(1,009,864,899)	(484,618,585)

Fund share transactions
Net proceeds from shares sold (115,800,314,634 and 147,040,516,780 shares, respectively)	115,800,307,881	147,040,516,797
Net asset value of shares issued in reinvestment of dividends and distributions (1,009,315,528 and 483,202,961 shares, respectively)	1,009,315,528	483,202,961
Cost of shares purchased (117,775,568,039 and 150,089,382,477 shares, respectively)	(117,775,568,039)	(150,089,382,477)

Net increase (decrease) in net assets from Fund share transactions	(965,944,630)	(2,565,662,719)

Total increase (decrease)	(967,829,089)	(2,556,270,986)

Net Assets:
Beginning of year	20,806,273,193	23,362,544,179

End of year	$19,838,444,104	$20,806,273,193

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.02	-	(b)	0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	-	(b)	- (b)	- (b)
Total from investment operations	0.05	0.02	-	(b)	0.01	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.02)	-	(b)	(0.01)	(0.02)
Distributions from net realized gains	- (b)	- (b)	-		-	-
Total dividends and distributions	(0.05)	(0.02)	-		(0.01)	(0.02)
Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return(c):	5.50%	2.20%	0.13%		0.65%	2.38%

Ratios/Supplemental Data:
Net assets, end of year (000)	$19,838,444	$20,806,273	$23,362,544		$30,965,633	$20,215,337
Average net assets (000)	$18,834,633	$23,381,342	$31,545,754		$28,757,423	$20,937,015
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	-	%(b)	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01%	0.01%	-	%(b)	0.01%	0.01%
Net investment income (loss)	5.36%	2.06%	0.12%		0.59%	2.35%
Portfolio turnover rate(d)	119%	90%	72%		114%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The Portfolio turnover rate calculation includes floating rate daily demand notes (if any).

See Notes to Financial Statements.

Prudential Investment Portfolios 2 65

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.3%

CERTIFICATES OF DEPOSIT 22.2%
Banco Santander SA (Spain),
SOFR + 0.400%	5.710%(c)	05/10/24	40,000	$40,024,369
SOFR + 0.510%	5.820(c)	01/31/25	84,000	84,094,710
Bank of America NA	5.930	04/08/24	50,000	50,029,544
Bank of America NA,
SOFR + 0.600%	5.910(c)	07/29/24	68,000	68,117,104
Bank of Montreal (Canada),
SOFR + 0.640%	5.950(c)	07/22/24	125,000	125,305,621
Bank of Nova Scotia (Canada),
SOFR + 0.470%	5.780(c)	07/25/24	5,000	5,006,146
SOFR + 0.480%	5.790(c)	12/02/24	70,000	70,099,443
BNP Paribas Fortis SA (Belgium),
SOFR + 0.620%	5.930(c)	08/01/24	100,000	100,186,623
BNP Paribas SA,
SOFR + 0.420%	5.730(c)	12/18/24	65,000	65,064,947
SOFR + 0.550%	5.860(c)	04/11/24	25,000	25,021,929
SOFR + 0.650%	5.960(c)	07/08/24	50,000	50,104,503
BNP Paribas SA	5.820	05/07/24	50,000	50,043,971
Canadian Imperial Bank of Commerce	6.000	10/18/24	59,000	59,319,285
Canadian Imperial Bank of Commerce,
US Federal Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	01/10/25	90,000	90,166,095
Citibank NA	5.630	03/01/24	15,000	15,000,354
Citibank NA,
SOFR + 0.680% (Cap N/A, Floor 0.000%)	5.990(c)	06/12/24	109,500	109,692,802
Credit Agricole Corporate & Investment Bank	5.320	02/06/24	74,000	74,000,149
Credit Agricole Corporate & Investment Bank	5.320	02/07/24	80,000	80,000,640
Credit Agricole Corporate & Investment Bank	5.470	05/06/24	45,500	45,504,860
Credit Agricole Corporate & Investment Bank	5.700	02/08/24	100,000	100,006,827
Mitsubishi UFJ Trust & Banking Corp.	5.330	02/06/24	110,000	109,999,697
Mitsubishi UFJ Trust & Banking Corp.	5.330	02/07/24	150,000	150,001,500
Mitsubishi UFJ Trust & Banking Corp.,
SOFR + 0.430%	5.740(c)	02/08/24	30,000	30,001,925
Mizuho Bank Ltd. (Japan),
SOFR + 0.380%	5.690(c)	02/15/24	14,000	14,001,667
SOFR + 0.410%	5.720(c)	02/12/24	45,000	45,004,698
SOFR + 0.600%	5.910(c)	02/26/24	11,000	11,004,039
MUFG Bank Ltd. (Japan),
SOFR + 0.280%	5.590(c)	07/17/24	100,000	100,038,891
Natixis SA	5.750	07/22/24	61,000	61,095,382

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Natixis SA,
SOFR + 0.420%	5.730%(c)	01/06/25	65,000	$65,043,826
Nordea Bank Abp (Finland),
SOFR + 0.270%	5.580(c)	02/16/24	8,500	8,500,669
SOFR + 0.510%	5.820(c)	04/12/24	8,000	8,006,353
SOFR + 0.580%	5.890(c)	08/05/24	100,000	100,212,606
Royal Bank of Canada (Canada)	5.810	05/20/24	10,000	10,009,606
State Street Bank & Trust Co.,
SOFR + 0.470%	5.780(c)	05/21/24	95,000	95,101,570
SOFR + 0.520%	5.830(c)	03/05/24	112,000	112,042,732
Sumitomo Mitsui Banking Corp. (Japan),
SOFR + 0.430%	5.740(c)	02/05/24	75,000	75,003,061
SOFR + 0.580%	5.890(c)	02/23/24	10,000	10,002,834
Sumitomo Mitsui Trust Bank Ltd. (Japan),
SOFR + 0.410%	5.720(c)	02/09/24	6,000	6,000,469
Svenska Handelsbanken (Sweden),
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.760(c)	12/13/24	90,000	90,117,507
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	07/08/24	93,000	93,198,643
Swedbank AB (Sweden),
SOFR + 0.640%	5.950(c)	07/19/24	97,000	97,213,036
SOFR + 0.680%	5.990(c)	03/20/24	180,000	180,147,454
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.950(c)	07/03/24	50,000	50,103,666
SOFR + 0.650%	5.960(c)	09/13/24	50,000	50,086,213
SOFR + 0.670%	5.980(c)	03/25/24	90,000	90,075,660
Toronto-Dominion Bank (The)	6.000	10/18/24	40,000	40,226,448
Wells Fargo Bank NA,
SOFR + 0.490% (Cap N/A, Floor 0.000%)	5.800(c)	08/05/24	30,000	30,046,246
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.910(c)	08/02/24	6,000	6,012,633
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	06/07/24	100,000	100,163,780
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.970(c)	05/13/24	87,000	87,132,437
Westpac Banking Corp. (Australia),
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860(c)	05/10/24	40,000	40,048,201

TOTAL CERTIFICATES OF DEPOSIT
(cost $3,268,579,852)				3,272,433,371

COMMERCIAL PAPER 44.2%
ANZ Group Holdings Ltd., 144A	5.673(n)	06/27/24	40,000	39,140,186
144A	5.708(n)	07/01/24	35,000	34,229,073

See Notes to Financial Statements.

Prudential Investment Portfolios 2 67

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Banco Santander SA, 144A	5.561%(n)	04/01/24	17,000	$16,841,099
Bank of America Securities, Inc., 144A	5.646(n)	05/28/24	117,000	114,947,585
144A, SOFR + 0.580%	5.890(c)	10/11/24	135,000	135,246,459
Bank of Montreal, 144A, SOFR + 0.600%	5.910(c)	05/01/24	137,000	137,168,337
Bank of Nova Scotia, 144A, SOFR + 0.390%	5.310(c)	02/13/24	15,000	15,001,310
Banner Health	5.395(n)	03/06/24	10,556	10,500,359
BPCE SA, 144A	5.646(n)	03/15/24	79,000	78,482,526
144A, SOFR + 0.590%	5.900(c)	08/05/24	105,000	105,212,809
Caisse des Depots et Consignations, 144A	5.384(n)	04/12/24	37,000	36,599,216
144A	5.519(n)	04/02/24	195,000	193,168,813
CDP Financial, Inc., 144A	5.573(n)	06/10/24	10,000	9,808,963
144A	5.574(n)	06/11/24	10,000	9,807,595
144A	5.699(n)	04/24/24	43,500	42,954,742
144A	5.736(n)	04/11/24	66,000	65,294,540
144A	5.814(n)	04/01/24	26,000	25,759,618
144A, SOFR + 0.350%	5.670(c)	01/06/25	50,000	50,013,562
144A, SOFR + 0.400%	5.310(c)	12/12/24	16,500	16,512,504
Citigroup Global Markets Holdings, Inc., 144A	5.795(n)	03/07/24	76,000	75,589,296
DNB Bank ASA, 144A	5.680(n)	06/27/24	62,000	60,684,909
Eli Lilly & Co., 144A	5.418(n)	02/15/24	20,000	19,955,808
Export Development Corp.	5.567(n)	02/12/24	20,000	19,964,654
Federation Des Caisses Desjardins, 144A	5.364(n)	03/01/24	42,000	41,811,350
144A	5.376(n)	02/12/24	41,500	41,426,208
144A	5.378(n)	03/04/24	44,000	43,782,523
144A	5.475(n)	03/14/24	65,000	64,580,853
144A	5.484(n)	03/20/24	30,000	29,778,302
144A	5.521(n)	03/12/24	35,000	34,784,856
144A	5.548(n)	02/20/24	46,500	46,362,020
144A	5.631(n)	02/07/24	55,000	54,942,999
Hydro-Quebec, 144A	5.360(n)	02/12/24	62,000	61,891,048

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Hydro-Quebec, (cont’d.) 144A	5.384%(n)	03/01/24	20,000	$19,911,500
ING (U.S.) Funding LLC, 144A	5.731(n)	05/07/24	122,000	120,235,616
144A	5.739(n)	05/16/24	34,000	33,464,346
144A	5.748(n)	06/07/24	61,000	59,852,239
144A, SOFR + 0.360%	5.670(c)	02/16/24	7,000	7,000,668
144A, SOFR + 0.550%	5.860(c)	05/07/24	85,000	85,096,060
John Deere Capital Corp., 144A	5.473(n)	03/11/24	10,000	9,940,852
144A	5.509(n)	02/20/24	30,000	29,911,408
144A	5.522(n)	02/22/24	30,000	29,902,532
John Deere Credit, Inc., 144A	5.380(n)	03/15/24	46,000	45,700,635
144A	5.382(n)	03/11/24	16,000	15,905,363
JPMorgan Securities LLC, 144A	5.790	05/09/24	80,000	80,009,884
144A	5.816(n)	03/25/24	55,000	54,548,230
144A, SOFR + 0.610%	5.920(c)	10/25/24	105,000	105,132,947
144A, SOFR + 0.650%	5.960(c)	08/01/24	100,000	100,097,810
KFW, 144A	5.682(n)	02/05/24	136,000	135,901,548
144A	5.686(n)	02/12/24	71,000	70,876,235
Leland Stanford Junior University (The)	5.441(n)	06/20/24	10,000	9,793,043
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.781(n)	03/18/24	20,000	19,860,941
144A	5.782(n)	03/19/24	42,000	41,701,744
144A	5.790(n)	04/15/24	38,000	37,578,438
144A	5.797(n)	05/14/24	15,000	14,771,084
144A	5.805(n)	03/21/24	41,000	40,696,676
144A	5.821(n)	03/07/24	19,000	18,898,882
144A	5.822(n)	06/14/24	12,000	11,766,000
144A	5.824(n)	06/12/24	15,000	14,711,538
144A	5.845(n)	07/08/24	10,000	9,773,160
144A	5.850(n)	04/05/24	45,000	44,567,073
144A	5.865(n)	06/10/24	15,000	14,715,584
144A	5.868(n)	08/19/24	27,000	26,242,632
144A	5.870(n)	06/14/24	7,000	6,863,500
Mercedes-Benz Finance North America LLC, 144A	5.428(n)	04/09/24	14,000	13,853,839
144A	5.517(n)	03/22/24	18,000	17,861,178

See Notes to Financial Statements.

Prudential Investment Portfolios 2 69

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Microsoft Corp.,
144A	5.453%(n)	03/05/24	50,000	$49,750,603
Mitsubishi Corp.,
144A	5.480(n)	03/04/24	20,000	19,901,880
144A	5.491(n)	02/20/24	81,000	80,759,648
144A	5.492(n)	02/13/24	20,000	19,961,468
144A	5.508(n)	02/21/24	15,000	14,953,257
144A	5.510(n)	03/11/24	25,000	24,851,204
144A	5.517(n)	02/06/24	20,000	19,982,243
144A	5.525(n)	02/01/24	40,000	39,994,097
144A	5.537(n)	02/12/24	10,000	9,982,219
144A	5.592(n)	02/07/24	31,000	30,967,872
National Australia Bank Ltd.,
144A	5.473(n)	03/12/24	40,000	39,756,809
144A, SOFR + 0.440%	5.750(c)	11/01/24	60,000	60,090,228
144A, SOFR + 0.520%	5.830(c)	02/16/24	140,000	140,026,499
National Securities Clearing Corp.,
144A	5.400(n)	03/19/24	15,000	14,892,560
144A	5.407(n)	02/01/24	7,000	6,998,969
144A	5.422(n)	04/03/24	25,000	24,761,606
144A	5.630(n)	04/01/24	20,000	19,815,091
144A	5.663(n)	04/18/24	37,000	36,567,581
144A	5.669(n)	04/25/24	23,000	22,708,470
144A	5.701(n)	05/10/24	40,000	39,408,296
144A	5.704(n)	05/14/24	35,000	34,462,547
Nederlandse Waterschapsbank NV,
144A	5.346(n)	02/08/24	25,000	24,970,384
Nordea Bank Abp,
144A	5.653(n)	05/28/24	40,000	39,315,452
Norinchukin Bank	5.540	02/27/24	350	350,034
Ontario Teachers’ Finance Trust,
144A	5.701(n)	05/07/24	29,000	28,586,432
144A	5.803(n)	06/03/24	40,000	39,284,134
144A	5.837(n)	04/03/24	16,000	15,848,800
144A	5.852(n)	06/11/24	35,000	34,336,080
144A	5.871(n)	07/03/24	44,000	43,036,817
President & Fellows of Harvard College	5.515(n)	02/01/24	25,000	24,996,326
Princeton University	5.470	04/08/24	19,000	19,000,274
Princeton University	5.480	04/15/24	14,000	14,001,119
Province of Alberta,
144A	5.456(n)	04/03/24	9,000	8,916,226
144A	5.507(n)	02/15/24	62,000	61,863,006

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Province of Alberta, (cont’d.)
144A	5.516%(n)	02/14/24	60,000	$59,876,272
144A	5.596(n)	02/26/24	29,000	28,888,822
144A	5.615(n)	03/07/24	16,400	16,312,883
144A	5.648(n)	02/21/24	30,000	29,907,145
144A	5.694(n)	03/27/24	75,000	74,379,489
144A	5.739(n)	04/19/24	33,500	33,109,372
144A	5.742(n)	03/18/24	82,000	81,430,928
Province of British Columbia	5.383(n)	02/26/24	10,000	9,961,663
Province of British Columbia	5.386(n)	03/07/24	25,000	24,867,200
Province of British Columbia	5.394(n)	03/11/24	5,900	5,865,168
Province of British Columbia	5.404(n)	03/22/24	16,000	15,879,300
Province of British Columbia	5.468(n)	02/07/24	20,000	19,979,389
Province of British Columbia	5.482(n)	02/23/24	20,000	19,932,190
Province of British Columbia	5.541(n)	04/09/24	30,000	29,693,123
Province of British Columbia	5.623(n)	02/22/24	20,000	19,935,143
Province of Quebec, 144A	5.361(n)	02/13/24	27,000	26,948,303
144A	5.382(n)	03/11/24	106,000	105,376,563
144A	5.386(n)	02/26/24	14,000	13,946,328
144A	5.390(n)	03/01/24	35,000	34,845,125
144A	5.395(n)	03/15/24	57,000	56,631,696
144A	5.397(n)	03/20/24	62,000	61,553,892
PSP Capital Inc., 144A	5.369(n)	02/21/24	15,000	14,953,782
144A	5.459(n)	03/05/24	50,000	49,750,540
144A	5.462(n)	03/08/24	10,000	9,945,685
Robert Bosch Finance Corp., 144A	5.383(n)	02/05/24	63,000	62,953,025
Royal Bank of Canada (Canada), 144A, USOIS + 0.630%	5.710(c)	07/11/24	90,000	90,181,534
Sanofi SA, 144A	5.379(n)	03/15/24	166,000	164,919,684
Skandinaviska Enskilda Banken AB, 144A	5.824(n)	03/22/24	130,000	129,030,216
144A, SOFR + 0.530%	5.840(c)	04/08/24	45,000	45,037,008
144A, SOFR + 0.650%	5.310(c)	05/31/24	90,000	90,158,746
State of the Netherlands, 144A	5.352(n)	02/01/24	121,000	120,982,182
STE Transcore Holdings, Inc., 144A	5.407(n)	03/01/24	25,000	24,887,292

See Notes to Financial Statements.

Prudential Investment Portfolios 2 71

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Svenska Handelsbanken (Sweden), 144A, SOFR + 0.250%	5.570%(c)	02/27/24	10,000	$10,001,001
Swedbank AB	5.560	02/26/24	350	350,039
Swedbank AB, 144A	5.769(n)	03/18/24	65,000	64,551,645
Toronto-Dominion Bank (The), 144A	5.326(n)	02/02/24	37,500	37,488,935
144A	5.498(n)	03/21/24	50,000	49,629,815
TotalEnergies Capital SA, 144A	5.365(n)	03/01/24	27,000	26,879,400
144A	5.367(n)	02/22/24	22,000	21,928,033
Toyota Credit Canada, Inc.	5.979(n)	03/20/24	23,000	22,830,126
Toyota Credit Canada, Inc.	6.020(n)	04/19/24	18,000	17,787,266
Toyota Finance Australia Ltd., 144A	5.835(n)	04/17/24	35,000	34,597,896
Toyota Industries Commercial Finance, Inc., 144A	5.476(n)	03/25/24	15,000	14,879,985
144A	5.588(n)	06/03/24	25,000	24,542,044
144A	5.701(n)	04/17/24	10,000	9,885,541
144A	5.767(n)	06/13/24	10,000	9,802,491
144A	5.841(n)	04/24/24	10,000	9,875,027
144A	5.842(n)	04/25/24	10,000	9,873,523
Toyota Motor Finance (Netherlands) BV	5.626(n)	02/01/24	4,000	3,999,411
Toyota Motor Finance (Netherlands) BV	5.731(n)	05/22/24	13,000	12,784,089
University of Chicago (The)	5.536(n)	03/04/24	25,000	24,868,525
University of Chicago (The)	5.542(n)	03/13/24	25,000	24,833,940
University of Texas System (The)	5.400	03/01/24	12,500	12,499,966
University of Texas System (The)	5.450	02/20/24	8,500	8,500,310
University of Texas System (The)	5.460	02/14/24	12,500	12,499,566
Volvo Group Treasury North America, Inc., 144A	5.453(n)	04/25/24	35,000	34,536,534
144A	5.454(n)	04/16/24	34,000	33,597,662
144A	5.525(n)	03/14/24	30,000	29,799,740
144A	5.526(n)	03/21/24	24,000	23,813,556
144A	5.530(n)	03/20/24	90,000	89,314,898
Westpac Banking Corp. (Australia), 144A, SOFR + 0.230%	5.310(c)	02/15/24	25,000	25,001,227
Yale University	5.355(n)	04/02/24	17,500	17,335,663
Yale University	5.386(n)	03/05/24	9,000	8,954,587
Yale University	5.403(n)	02/01/24	15,000	14,997,791

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Yale University	5.548%(n)	02/08/24	17,500	$17,479,308
Yale University	5.617(n)	02/20/24	10,000	9,970,382

TOTAL COMMERCIAL PAPER (cost $6,524,309,897)				6,526,295,148

CORPORATE BONDS 2.0%
Auto Manufacturers 1.8%

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A,
Floor 0.000%)	5.703(c)	02/22/24	48,000	48,003,154
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A,
Floor 0.000%)	5.810(c)	12/09/24	50,000	50,063,110
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A,
Floor 0.000%)	5.874(c)	10/16/24	90,000	90,119,835
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A,
Floor 0.000%)	5.930(c)	06/13/24	86,000	86,086,930

				274,273,029

Banks 0.2%

Banco Santander SA (Spain),
Sr. Preferred Notes	2.706	06/27/24	2,060	2,037,437
Sr. Preferred Notes	3.892	05/24/24	13,000	12,937,684

Swedbank AB (Sweden),
Sr. Preferred Notes, 144A, MTN	0.850	03/18/24	9,000	8,948,163

				23,923,284

TOTAL CORPORATE BONDS (cost $297,920,321)				298,196,313

MUNICIPAL BONDS 0.6%
Arizona 0.2%

Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	5.320(cc)	01/01/61	36,650	36,650,000

Illinois 0.2%

Illinois Finance Authority,
Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 73

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Texas 0.2%

Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Sub-Series G-2	5.320%(cc)	08/01/45	30,325	$30,325,000

TOTAL MUNICIPAL BONDS (cost $90,475,000)				90,475,000

REPURCHASE AGREEMENTS 17.6%
BSA,
5.305%, dated 01/31/24, due 02/01/24 in the amount of $315,046,419 collateralized by FHLMC (coupon rate 6.000%, maturity date 09/01/53) with the aggregate value, including accrued interest, of $321,347,347.			315,000	315,000,000
CA,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $100,014,778 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.000%, maturity dates 04/15/24-01/31/31) with the aggregate value, including accrued interest, of $102,000,059.			100,000	100,000,000
DB,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $116,801,258 collateralized by U.S. Treasury Securities (coupon rates 1.250%-1.500%, maturity dates 08/15/26-06/30/28) with the aggregate value, including accrued interest, of $119,119,762.			116,784	116,784,000
ING,
5.36%, dated 12/14/23, due 02/01/24 in the amount of $100,729,556 collateralized by FHLMC (coupon rates 3.500%-6.500%, maturity dates 07/01/36-01/01/54), FNMA (coupon rates 1.500%-7.000%, maturity dates 06/01/33-01/01/54) and GNMA (coupon rate 6.000%, maturity date 08/20/53) with the aggregate value, including accrued interest, of $102,000,001.			100,000	100,000,000
5.36%, dated 12/15/23, due 02/02/24 in the amount of $302,188,667 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 08/01/35-12/01/53) and FNMA (coupon rates 1.500%-7.000%, maturity dates 11/01/32-02/01/57) with the aggregate value, including accrued interest, of $306,000,000.			300,000	300,000,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
5.36%, dated 12/18/23, due 02/05/24 in the amount of $100,729,556 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 07/01/36-12/01/53) and FNMA (coupon rates 1.500%-7.000%, maturity dates 07/01/33-09/01/57) with the aggregate value, including accrued interest, of $102,000,009.	100,000	$100,000,000
NAT,
5.35%, dated 01/03/24, due 02/05/24 in the amount of $154,755,242 collateralized by FNMA (coupon rates 2.150%-4.440%, maturity dates 02/01/28-10/01/38) with the aggregate value, including accrued interest, of $157,080,000.	154,000	154,000,000
NORP,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $429,063,397 collateralized by FHLB (coupon rate 3.250%, maturity date 11/16/28), FHLMC (coupon rates 2.000%-7.500%, maturity dates 02/01/32-12/01/53), FNMA (coupon rates 2.000%-5.500%, maturity dates, 02/01/30-09/01/57), GNMA (coupon rates 2.500%-6.000%, maturity dates 10/15/31-03/15/58) and U.S. Treasury Securities (coupon rate 0.000%, maturity date 02/01/24) with the aggregate value, including accrued interest, of $437,644,681.	429,000	429,000,000
NTC,
5.31%, dated 01/31/24, due 02/01/24 in the amount of $100,014,750 collateralized by U.S. Treasury Securities (coupon rates 0.000%-1.750%, maturity dates 02/29/24-07/31/24) with the aggregate value, including accrued interest, of $102,000,000.	100,000	100,000,000
NWS,
5.33%, dated 01/30/24, due 02/06/24 in the amount of $100,103,639 collateralized by FFCSB (coupon rates 4.125%-4.875%, maturity dates 10/30/24-08/14/26) with the aggregate value, including accrued interest, of $102,106,625.	100,000	100,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2 75

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBD,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $542,555,166 collateralized by FHLMC (coupon rates 2.500%-3.500%, maturity dates 07/01/49-02/01/52), FNMA (coupon rates 1.500%-5.000%, maturity dates 05/01/36-12/01/51), GNMA (coupon rates, 2.000%-6.000%, maturity dates 03/20/47-06/20/53) and U.S. Treasury Securities (coupon rates 0.125%-2.750%, maturity dates 01/15/32-11/15/47) with the aggregate value, including accrued interest, of $553,324,524.			542,475	$542,475,000
SSB,
5.31%, dated 01/31/24, due 02/01/24 in the amount of $50,007,375 collateralized by U.S. Treasury Securities (coupon rate 4.375%, maturity date 12/15/26) with the aggregate value, including accrued interest, of $51,283,315.			50,000	50,000,000
TDM,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $85,012,561 collateralized by U.S. Treasury Securities (coupon rates 2.000%-6.125%, maturity dates 11/15/27-11/15/41) with the aggregate value, including accrued interest, of $86,700,074.			85,000	85,000,000
WFS,
5.32%, dated 01/31/24, due 02/01/24 in the amount of $100,014,778 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 11/01/24-11/01/53) with the aggregate value, including accrued interest, of $102,015,073.			100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,592,259,000)				2,592,259,000

	Interest Rate	Maturity Date

TIME DEPOSITS 7.2%
ABN AMRO Bank NV	5.330%	02/01/24	75,000	75,000,000
ABN AMRO Bank NV	5.330	02/02/24	100,000	100,000,000
ABN AMRO Bank NV	5.330	02/06/24	100,000	100,000,000
ANZ Group Holdings Ltd.	5.320	02/02/24	75,000	75,000,000
ANZ Group Holdings Ltd.	5.320	02/01/24	50,000	50,000,000
Canadian Imperial Bank of Commerce	5.310	02/01/24	275,000	275,000,000
Cooperatieve Rabobank UA	5.300	02/01/24	60,000	60,000,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
Credit Agricole Corporate & Investment Bank	5.300%	02/01/24	100,000	$100,000,000
Mizuho Bank Ltd.	5.320	02/01/24	155,895	155,895,000
Royal Bank of Canada	5.300	02/01/24	70,000	70,000,000

TOTAL TIME DEPOSITS (cost $1,060,895,000)				1,060,895,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A,
Floor 0.000%)	5.355(c)	03/15/24	72,200	72,201,419
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A,
Floor 0.000%)	5.415(c)	11/08/24	50,000	50,022,863
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A,
Floor 0.000%)	5.430(c)	03/06/24	27,000	27,002,259
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A,
Floor 0.000%)	5.430(c)	03/14/24	50,000	50,005,382
Federal National Mortgage Assoc.	5.420	03/28/24	92,000	92,000,006

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $291,200,733)				291,231,929

U.S. TREASURY OBLIGATIONS(n) 4.5%
U.S. Treasury Bills	5.308	03/14/24	59,000	58,636,732
U.S. Treasury Bills	5.309	02/08/24	363,000	362,629,580
U.S. Treasury Bills	5.311	02/27/24	70,000	69,733,952
U.S. Treasury Bills	5.444	02/06/24	74,000	73,946,036
U.S. Treasury Bills	5.458	02/13/24	103,000	102,819,493

TOTAL U.S. TREASURY OBLIGATIONS (cost $667,757,752)				667,765,793

TOTAL INVESTMENTS 100.3% (cost $14,793,397,555)				14,799,551,554
Liabilities in excess of other assets (0.3)%				(50,142,134)

NET ASSETS 100.0%				$14,749,409,420

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 77

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$3,272,433,371	$—
Commercial Paper	—	6,526,295,148	—
Corporate Bonds	—	298,196,313	—
Municipal Bonds.	—	90,475,000	—
Repurchase Agreements.	—	2,592,259,000	—
Time Deposits	—	1,060,895,000	—
U.S. Government Agency Obligations	—	291,231,929	—
U.S. Treasury Obligations	—	667,765,793	—

Total	$—	$14,799,551,554	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Commercial Paper	44.2%
Certificates of Deposit	22.2
Repurchase Agreements	17.6
Time Deposits	7.2
U.S. Treasury Obligations	4.5
U.S. Government Agency Obligations	2.0
Corporate Bonds	2.0

Municipal Bonds	0.6%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase
Agreement	BSA	$315,000,000	$(315,000,000)	$—
Repurchase
Agreement	CA	100,000,000	(100,000,000)	—
Repurchase
Agreement	DB	116,784,000	(116,784,000)	—
Repurchase
Agreements	ING	500,000,000	(500,000,000)	—
Repurchase
Agreement	NAT	154,000,000	(154,000,000)	—
Repurchase
Agreement	NORP	429,000,000	(429,000,000)	—
Repurchase
Agreement	NTC	100,000,000	(100,000,000)	—
Repurchase
Agreement	NWS	100,000,000	(100,000,000)	—
Repurchase
Agreement	RBD	542,475,000	(542,475,000)	—
Repurchase
Agreement	SSB	50,000,000	(50,000,000)	—
Repurchase
Agreement	TDM	85,000,000	(85,000,000)	—
Repurchase
Agreement	WFS	100,000,000	(100,000,000)	—

		$2,592,259,000

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 79

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $12,201,138,555)	$12,207,292,554
Repurchase Agreements (cost $2,592,259,000)	2,592,259,000
Cash	996
Interest receivable	34,391,197
Prepaid expenses	13,632

Total Assets	14,833,957,379

Liabilities

Payable for investments purchased	83,610,695
Management fee payable	800,133
Accrued expenses and other liabilities	89,842
Dividends payable	29,822
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	84,547,959

Net Assets	$14,749,409,420

Net assets were comprised of:
Paid-in capital	$14,743,267,789
Total distributable earnings (loss)	6,141,631

Net assets, January 31, 2024	$14,749,409,420

Net asset value, offering price and redemption price per share ($14,749,409,420 ÷ 14,753,300,129 shares of beneficial interest issued and outstanding)	$0.9997

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2024

Net Investment Income (Loss)

Interest income	$871,172,457

Expenses
Management fee	24,278,594
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	175,318
Custodian and accounting fees	137,976
Professional fees	42,851
Audit fee	25,811
Shareholders’ reports	16,733
Trustees’ fees	9,600
Miscellaneous	38,189

Total expenses	24,725,072
Less: Fee waiver and/or expense reimbursement	(13,389,191)

Net expenses	11,335,881

Net investment income (loss)	859,836,576

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	31,269
Net change in unrealized appreciation (depreciation) on investments	(1,226,209)

Net gain (loss) on investment transactions	(1,194,940)

Net Increase (Decrease) In Net Assets Resulting From Operations	$858,641,636

See Notes to Financial Statements.

Prudential Investment Portfolios 2 81

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$859,836,576	$371,441,184
Net realized gain (loss) on investment transactions	31,269	6,183
Net change in unrealized appreciation (depreciation) on investments	(1,226,209)	8,446,906

Net increase (decrease) in net assets resulting from operations	858,641,636	379,894,273

Dividends and Distributions
Distributions from distributable earnings	(859,866,740)	(371,452,843)

Fund share transactions
Net proceeds from shares sold (112,285,710,477 and 149,232,876,079 shares, respectively)	112,233,049,620	149,117,775,699
Net asset value of shares issued in reinvestment of dividends and distributions (859,787,510 and 370,708,487 shares, respectively)	859,356,249	370,470,713
Cost of shares purchased (115,846,979,686 and 146,172,500,803 shares, respectively)	(115,792,480,902)	(146,059,742,195)

Net increase (decrease) in net assets from Fund share transactions	(2,700,075,033)	3,428,504,217

Total increase (decrease)	(2,701,300,137)	3,436,945,647

Net Assets:

Beginning of year	17,450,709,557	14,013,763,910

End of year	$14,749,409,420	$17,450,709,557

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$0.9998	$0.9993	$0.9996	$1.0001	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0531	0.0215	0.0009	0.0054	0.0230
Net realized and unrealized gain (loss) on investment transactions	- (b)	0.0004	(0.0003)	- (b)	(0.0001)
Total from investment operations	0.0531	0.0219	0.0006	0.0054	0.0229
Less Dividends and Distributions:
Dividends from net investment income	(0.0532)	(0.0214)	(0.0009)	(0.0059)	(0.0230)
Distributions from net realized gains	-(b)	- (b)	-	-	-
Total dividends and distributions	(0.0532)	(0.0214)	(0.0009)	(0.0059)	(0.0230)
Net asset value, end of year	$0.9997	$0.9998	$0.9993	$0.9996	$1.0001
Total Return(c) :	5.44%	2.21%	0.06%	0.54%	2.33%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14,749,409	$17,450,710	$14,013,764	$20,121,343	$16,492,334
Average net assets (000)	$16,185,539	$17,241,721	$16,528,965	$22,809,258	$18,124,501
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income (loss)	5.31%	2.15%	0.09%	0.54%	2.30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Prudential Investment Portfolios 2 83

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Short-Term Bond Fund	Income consistent with relative stability of principal.

PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of

Notes to Financial Statements (continued)

alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Notes to Financial Statements (continued)

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders	Frequency
PGIM Core Short-Term Bond Fund:*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund:**
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
**	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)

PGIM Core Short-Term Bond Fund	PGIM Fixed Income (“PFI”)(a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

PGIM Core Ultra Short Bond Fund	PFI; PGIM Limited

PGIM Institutional Money Market Fund	PFI; PGIM Limited

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the year ended January 31, 2024, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements

PGIM Core Short-Term Bond Fund	N/A	0.03%*

PGIM Core Ultra Short Bond Fund	N/A	0.01%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Short-Term Bond Fund	N/A
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., a fund of the RIC, registered under the 1940 Act and managed by PGIM

Notes to Financial Statements (continued)

Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services, to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended January 31, 2024, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$141,392,848	$1,345,271,084
PGIM Core Ultra Short Bond Fund	2,714,900,000	2,800,000,000
PGIM Institutional Money Market Fund	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended January 31, 2024, is presented as follows:

PGIM Core Short-Term Bond Fund

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)
$—	$2,000,913,016	$1,921,465,839	$—	$—	$79,447,177	79,447,177	$3,608,092

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital for the Funds indicated below.

For the year ended January 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

PGIM Core Short-Term Bond Fund	$ —	$ —

PGIM Core Ultra Short Bond Fund (a)	4,938	(4,938)

PGIM Institutional Money Market Fund	—	—

(a)	Distribution in excess of income.

Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

PGIM Core Short-Term Bond Fund	$ 120,994,741	$—	$—	$ 120,994,741

PGIM Core Ultra Short Bond Fund	1,009,864,899	—	—	1,009,864,899

PGIM Institutional Money Market Fund	859,866,740	—	—	859,866,740

The tax character of distributions paid during the year ended January 31, 2023 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

PGIM Core Short-Term Bond Fund	$ 65,307,696	$—	$—	$ 65,307,696

PGIM Core Ultra Short Bond Fund	484,618,585	—	—	484,618,585

PGIM Institutional Money Market Fund	371,452,843	—	—	371,452,843

For the year ended January 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

PGIM Core Short-Term Bond Fund	$2,116,147	$—

PGIM Core Ultra Short Bond Fund	—	—

PGIM Institutional Money Market Fund	25,084	—

Notes to Financial Statements (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of January 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

PGIM Core Short-Term Bond Fund	$ 1,415,530,520	$22,188,839	$(21,368,489)	$ 820,350
PGIM Core Ultra Short Bond Fund	19,867,917,176	7,405,511	(735,767)	6,669,744
PGIM Institutional Money Market Fund	14,793,397,555	6,634,528	(480,529)	6,153,999

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales and swaps.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of January 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

PGIM Core Short-Term Bond Fund	$44,323,000	$—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2024 are subject to such review.

7. Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	154,511,183	100.0%
PGIM Core Ultra Short Bond Fund	19,832,575,299	100.0
PGIM Institutional Money Market Fund	14,098,711,126	95.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Short-Term Bond Fund	4	99.9%
PGIM Core Ultra Short Bond Fund	6	67.2
PGIM Institutional Money Market Fund	4	33.5
Unaffiliated:
PGIM Core Short-Term Bond Fund	—	—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8. Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

Notes to Financial Statements (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	X	X	X
Credit	X	X	X
Cyber Security	X	X	X
Debt Obligations	X	X	X
Derivatives	X	—	—
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	—
Floating Net Asset Value	—	—	X
Foreign Securities	X	X	X
Forward Commitments	—	—	X
Illiquid Securities	—	—	X
Increase in Expenses	—	—	X
Interest Rate	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	X	X
Municipal Bonds	X	X	X
Repurchase Agreements	—	X	X
Reverse Repurchase Agreements	—	X	X
U.S. Government and Agency Securities	X	X	X
Variable and Floating Rate Bonds	—	—	X
When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying instruments, indices or currencies. The Fund may use various derivative strategies to try to improve the Fund’s returns. The subadviser may also use hedging techniques to try to protect the Fund’s assets. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded or listed on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Notes to Financial Statements (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

Notes to Financial Statements (continued)

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example,

Notes to Financial Statements (continued)

securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

10. Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Funds.

In July 2023, the SEC adopted amendments to certain rules that govern money market funds under Rule 2a-7 of the Investment Company Act of 1940, as amended. These amendments, among other changes: (i) modify the existing liquidity fee framework for non-government money market funds; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024; and (iv) allow government money market funds and retail money market funds to engage in certain practices in order to maintain a stable net asset value in a negative interest rate environment. The Manager continues to evaluate the amendments to Rule 2a-7, including their impact, if any, to financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund (three of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of January 31, 2024, the related statements of operations for the year ended January 31, 2024, the statements of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended January 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2024 and each of the financial highlights for each of the four years in the period ended January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2020 and the financial highlights for the year ended January 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 18, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Tax Information (unaudited)

For the year ended January 31, 2024, the Funds report the maximum amount allowable but not less than the following percentages of interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

IRD
PGIM Core Short-Term Bond Fund	45.43%
PGIM Core Ultra Short Bond Fund	80.39%
PGIM Institutional Money Market Fund	78.18%

For the year ended January 31, 2024, the Fund reports the maximum amount allowable but not less than the following percentages of interest dividends that are eligible to be treated as interest income in accordance with Section 163(j) of the Internal Revenue Code.

163(j)
PGIM Core Short-Term Bond Fund	70.20%
PGIM Core Ultra Short Bond Fund	100.00%
PGIM Institutional Money Market Fund	100.00%

In January 2025, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2024.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 9.89% of the dividends paid by the PGIM Core Ultra Short Bond Fund and 8.81% of the dividends paid by the PGIM Institutional Money Market Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

Prudential Investment Portfolios 2 105

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100

Chief Executive Officer and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).

		None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101

Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

		Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).

Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 101

Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).

Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).

Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101

Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).

		None.	Since September 2013

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Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98

A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).

Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 101

Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).

		None.	Since March 2018

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 101

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

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Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member, President & Principal Executive Officer Portfolios Overseen: 101

President, Chief Executive Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (“PEO”) (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; President and PEO (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).

		None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 128

Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).

		None.	Since March 2010

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew Donohue 1972 Chief Compliance Officer	Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund, PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October 2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief Compliance Officer (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).	Since May 2023

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

George Hoyt 1965 Assistant Secretary	Vice President and Corporate Counsel of Prudential (since September 2023); Assistant Secretary (since September 2023) of the PGIM Rock ETF Trust, PGIM Credit Income Fund, PGIM Private Credit Fund and PGIM Private Real Estate Fund, Inc.; formerly Associate General Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020-2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason, Inc. and its predecessors (2004-2020).	Since December 2023

Devan Goolsby 1991 Assistant Secretary	Vice President and Corporate Counsel of Prudential (since May 2023); Assistant Secretary (since September 2023) of the PGIM Rock ETF Trust, PGIM Credit Income Fund, PGIM Private Credit Fund and PGIM Private Real Estate Fund, Inc.; formerly Associate at Eversheds Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the Financial Industry Regulatory Authority (2015-2019).	Since December 2023

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since September 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

Christian J. Kelly 1975 Chief Financial Officer	Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Chief Financial Officer of PGIM Private Credit Fund (since September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Russ Shupak 1973 Treasurer and Principal Accounting Officer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since September 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2023) of the PGIM Rock ETF Trust; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.	Since October 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.	Since April 2014

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Treasurer and Principal Accounting Officer (since September 2023) of the PGIM Rock ETF Trust; Assistant Treasurer (since September 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.	Since October 2019

Robert W. McCormack 1973 Assistant Treasurer	Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March 2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since September 2023) of the PGIM Credit Income Fund and the PGIM Rock ETF Trust; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).	Since March 2023

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006-2009) at MetLife.	Since June 2022

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

Prudential Investment Portfolios 2

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Rock ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter. PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report and semi-annual report filed on Form N-CSR) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 –  Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –  Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –  Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2024 and January 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $93,280 and $88,850, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended January 31, 2024 and January 31, 2023: none.

(c) Tax Fees

For the fiscal years ended January 31, 2024 and January 31, 2023: none.

(d) All Other Fees

For the fiscal years ended January 31, 2024 and January 31, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended January 31, 2024	Fiscal Year Ended January 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2024 and January 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –  Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –  Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –  Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	March 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker Stuart S. Parker President and Principal Executive Officer

Date:	March 18, 2024

By:	/s/ Christian J. Kelly Christian J. Kelly Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2024